UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
(Investment Company Act File Number)

ASSETMARK FUNDS
(Exact name of Registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
(Address of Principal Executive Offices)

(800) 664-5345
(Registrant’s Telephone Number)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
(Name and Address of Agent for Service)
COPIES TO:

MICHAEL P. O'HARE, ESQ. STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 ONE COMMERCE SQUARE PHILADELPHIA, PA 19103-7098	ELAINE RICHARDS, ESQ. U.S. BANCORP FUND SERVICES, LLC 615 EAST MICHIGAN STREET MILWAUKEE, WISCONSIN 53202

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
June 30, 2004
Investment Advisor
AssetMark Investment Services, Inc.

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

August 2004

Dear Shareholder:

The major stock markets produced positive returns over the past year as a robust economy continued to fuel corporate earnings growth. Driven by low interest rates and strong demand for goods and services, the economy moved ahead at a pace not seen since 1999. As the economy grew, corporate productivity improved as well, providing a catalyst for strong earnings and healthy stock performance.

Although the year was marked with strong returns, countervailing forces in the global economy caused the markets to become more volatile as the year progressed. Continued uncertainty in Iraq, anticipated terrorism, and high oil prices were distracting forces. Additionally, strong economic growth coupled with a modest rise in inflation moved the Federal Open Market Committee to tighten monetary policy at the close of the second quarter of 2004. In anticipation of the Fed’s decision, the bond market began to sell-off in early April, pushing returns lower as we approached the close of our fiscal year.

In consultation with Wilshire Associates, an institutional investment research and consulting firm, AssetMark Investment Services, Inc. strives to identify highly skilled investment managers as Sub-Advisors for each Fund. When appropriate, AssetMark seeks to combine the skills of multiple managers with complementary investment strategies to attempt to reduce volatility and achieve more consistent investment results. As an important element of this ongoing process, AssetMark leverages Wilshire’s experienced investment staff, due diligence, and proprietary research capabilities.

The AssetMark Funds have generally performed in accordance with their sectors and style-orientation over the past year, as presented below:

The AssetMark Large Cap Growth Fund rose 20.69% for the 12 months ended 6/30/04, outperforming the Russell 1000 Growth Index1, a widely accepted unmanaged benchmark for Large Cap Growth portfolios, which rose 17.88%. Both TCW Investment Management and Atlanta Capital Management outperformed the benchmark during the period, returning 21.43% and 19.50%, respectively.

The AssetMark Large Cap Value Fund rose 25.12% for the 12 months ended 6/30/04, outperforming the Russell 1000 Value Index, a widely accepted unmanaged benchmark for Large Cap Value portfolios, which rose 21.13%. Brandes Investment Partners and Davis Selected Advisors both beat the benchmark during the period, returning 26.50% and 23.90%, respectively.

1	Source: All benchmark return data provided by U.S.Bancorp Fund Services, LLC. One cannot invest directly in an index, nor is an index representative of any Fund’s portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios. The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The AssetMark Small/Mid Cap Growth Fund rose 24.21% for the 12 months ended 6/30/04, trailing its benchmark, the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for portfolios of Small-to-Mid Cap Growth stocks, which gained 30.12%. Both Transamerica Investment Management and TCW Investment Management trailed the benchmark, returning 26.88% and 22.18%, respectively.

The AssetMark Small/Mid Cap Value Fund returned 27.64% for the 12 months ended 6/30/04, trailing the Russell 2500 Value benchmark, which returned 33.91%. This unmanaged index is a widely accepted benchmark for portfolios of Small-to-Mid Cap Value stocks. Ariel Capital Management trailed the benchmark during the period, returning 24.30%. Cramer Rosenthal McGlynn, LLC was slightly behind the benchmark, returning 31.01%.

The AssetMark International Equity Fund returned 27.40% for the 12 months ended 6/30/04, trailing the MSCI EAFE Index of developed country non-U.S. stocks, which returned 32.35%. This unmanaged benchmark is widely accepted for International Equity portfolios. Clay Finlay Inc. returned 30.17% over the period while Oppenheimer Capital, Inc. posted 24.28%.

The AssetMark Real Estate Securities Fund, sub-advised by Lend Lease Rosen Real Estate Securities, rose 24.24% for the 12 months ended 6/30/04, behind the Wilshire REIT benchmark, which gained 27.19%. The Wilshire REIT index is a widely accepted unmanaged benchmark for REIT portfolios.

The AssetMark Tax-Exempt Income Fund, sub-advised by Weiss, Peck & Greer, posted a return of -1.01% for the 12 months ended 6/30/04, slightly underperforming the benchmark. Lehman Brothers Municipal Bond Index, a widely accepted unmanaged benchmark for municipal bond portfolios, which returned 0.76%.

The AssetMark Core Plus Fixed Income Fund performed in line with Lehman Brothers Aggregate Bond Index for the 12 months ended 6/30/04, returning 0.21% versus 0.32% for the benchmark. The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged benchmark for Core U.S. Fixed Income portfolios. The International and High Yield portions of the Fund had a positive contribution to the Fund’s returns during the performance period.

We are pleased with the general performance of the AssetMark funds over the past year. Although the rise in interest rates dampened performance in the bond market, returns among our equity funds continued at a positive level. Looking forward to the year ahead we are confident that each Fund will remain positioned to meet the challenges offered to us as investors. As always, we thank you for your trust and the opportunity to help you fulfill your investment objectives.

Sincerely,

Ronald D. Cordes, President AssetMark Funds

AssetMark Large Cap Growth Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "large-cap growth" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Large Cap Growth Fund	20.69%	-2.88%	-2.88%
Russell 1000 Growth Index	17.88%	-3.74%	-3.73%
Lipper Large-Cap Growth Funds Index	16.08%	-5.15%	-5.14%

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of Shares		Market Value
	COMMON STOCK 96.5%
	FINANCE, INSURANCE
	AND REAL ESTATE 14.82%
	Depository Institutions 0.42%
17,000	Bank of America Corporation	$1,438,540

	Insurance Carriers 9.48%
191,500	AFLAC Incorporated†	7,815,115
118,000	American International Group, Inc.	8,411,040
36,700	Lincoln National Corporation	1,734,075
172,150	The Progressive Corporation	14,684,395
		32,644,625
	Non-depository Credit Institutions 1.04%
70,000	American Express Company†	3,596,600

	Security and Commodity Brokers, Dealers, Exchanges and Services 3.88%
58,900	A.G. Edwards, Inc.†	2,004,367
443,215	The Charles Schwab Corporation	4,259,296
51,000	Franklin Resources, Inc.†	2,554,080
53,600	Merrill Lynch & Co., Inc.	2,893,328
57,000	SEI Investments Company	1,655,280
		13,366,351
	Total Finance, Insurance and Real Estate	51,046,116
	MANUFACTURING 47.94%
	Chemicals and Allied Products 14.32%
67,400	Air Products and Chemicals, Inc.	3,535,130
192,650	Amgen Inc. #	10,512,911
70,100	Ecolab Inc.	2,222,170
110,350	Eli Lilly and Company†	7,714,569
30,700	The Estee Lauder Companies Inc..	1,497,546
210,720	Genentech, Inc. #	11,842,464
157,700	Pfizer Inc.	5,405,956
32,000	The Procter & Gamble Company	1,742,080
45,000	Rohm and Haas Company	1,871,100
160,700	Schering-Plough Corporation†	2,969,736
		49,313,662
	Electronic and Other Electrical
	Equipment and Components,
	Except Computer Equipment 16.43%
81,300	American Power Conversion Corporation	1,597,545
53,500	Emerson Electric Co.	3,399,925
199,950	General Electric Company	6,478,380

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of Shares		Market Value
	Electronic and Other Electrical
	Equipment and Components,
	Except Computer Equipment (Continued)
263,500	Intel Corporation†	$7,272,600
177,700	Maxim Integrated Products, Inc.†	9,315,034
96,400	Microchip Technology Incorporated	3,040,456
60,100	Molex Incorporated†	1,928,008
325,500	Network Appliance, Inc. #†	7,008,015
62,100	QLogic Corporation #†	1,651,239
110,650	QUALCOMM Inc.	8,075,237
204,600	Xilinx, Inc.	6,815,226
		56,581,665
	Fabricated Metal Products,
	Except Machinery and
	Transportation Equipment 1.36%
48,900	Illinois Tool Works Inc.†	4,689,021
	Food and Kindred Products 1.64%
50,400	Anheuser-Busch Companies, Inc.	2,721,600
58,000	The Coca-Cola Company	2,927,840
		5,649,440
	Industrial and Commercial Machinery
	and Computer Equipment 10.67%
271,900	Applied Materials, Inc. #	5,334,678
38,300	CDW Corporation†	2,442,008
404,100	Cisco Systems, Inc. #	9,577,170
297,850	Dell Inc. #†	10,668,987
53,100	Dover Corporation	2,235,510
96,500	Hewlett-Packard Company	2,036,150
49,500	3M Co.	4,455,495
		36,749,998
	Measuring, Analyzing and
	Controlling Instruments;
	Photographic, Medical and Optical
	Goods; Watches and Clocks 2.32%
26,200	C.R. Bard, Inc.	1,484,230
34,600	DENTSPLY International Inc.	1,802,660
96,600	Medtronic, Inc.†	4,706,352
		7,993,242
	Petroleum Refining and
	Related Industries 0.73%
56,400	Exxon Mobil Corporation	2,504,724

	Transportation Equipment 0.47%
26,000	Harley-Davidson, Inc.	1,610,440
	Total Manufacturing	165,092,192

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of Shares		Market Value
	COMMON STOCK (Continued)
	MINING 1.32%
	Oil and Gas Extraction 1.32%
104,470	Apache Corporation	$4,549,669
	Total Mining	4,549,669

	RETAIL TRADE 17.30%
	Apparel and Accessory Stores 0.89%
72,300	Kohl’s Corporation #†	3,056,844

	Building Materials, Hardware,
	Garden Supply and Mobile
	Home Dealers 0.87%
57,200	Lowe’s Companies, Inc.†	3,005,860
	Eating and Drinking Places 0.93%
94,100	Brinker International, Inc. #	3,210,692
	Food Stores 1.46%
115,950	Starbucks Corporation #†	5,041,506
	General Merchandise Stores 2.04%
87,300	Costco Wholesale Corporation†	3,585,411
65,100	Wal-Mart Stores, Inc.	3,434,676
		7,020,087
	Home Furniture, Furnishings
	and Equipment Stores 0.67%
60,000	Bed Bath & Beyond Inc. #†	2,307,000
	Miscellaneous Retail 10.44%
235,600	Amazon.com, Inc. #†	12,816,640
136,900	eBay Inc. #†	12,587,955
96,500	Staples, Inc.†	2,828,415
213,500	Walgreen Co.†	7,730,835
		35,963,845
	Total Retail Trade	59,605,834

	SERVICES 11.88%
	Business Services 9.56%
50,617	First Data Corporation†	2,253,469
54,700	Fiserv, Inc. #	2,127,283
207,400	Microsoft Corporation†	5,923,344
31,800	Omnicom Group Inc.†	2,413,302
61,550	Pixar #	4,278,340
96,600	SunGard Data Systems Inc. #	2,511,600
369,600	Yahoo! Inc. #†	13,427,568
		32,934,906
	Health Services 2.32%
45,000	Apollo Group, Inc. #†	3,973,050

Number of Shares		Market Value
	Health Services (Continued)
21,900	Express Scripts, Inc. #	$1,735,137
101,500	Health Management
	Associates, Inc.†	2,275,630
		7,983,817
	Total Services	40,918,723

	TRANSPORTATION,
	COMMUNICATIONS, ELECTRIC,
	GAS AND SANITARY SERVICES 1.75%
	Communications 1.75%
221,305	XM Satellite Radio Holdings Inc. #†	6,039,413
	Total Transportation,
	Communications, Electric,
	Gas and Sanitary Services	6,039,413

	WHOLESALE TRADE 1.49%
	Wholesale Trade -
	Durable Goods 0.64%
39,800	Johnson & Johnson	2,216,860
	Wholesale Trade -
	Non-Durable Goods 0.85%
81,600	Sysco Corporation	2,926,992
	Total Wholesale Trade	5,143,852

	Total Common Stock
	(Cost $286,293,524)	332,395,799

	SHORT-TERM INVESTMENTS 2.83%
	Money Market Funds 2.83%
9,755,173	Federated Prime Obligations Fund	9,755,173

	Total Short-Term Investments
	(Cost $9,755,173)	9,755,173

Principal
Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING
	COLLATERAL 36.53%
	CERTIFICATES OF DEPOSIT 1.88%
$3,240,592	Svenska Handlsbankn,
	1.17%, 10/21/04	3,240,592
3,240,592	Lloyds Institutional,
	1.18%, 10/27/04	3,240,592
	Total Certificates of Deposit
	(Cost $6,481,184)	6,481,184

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Value		Value
	COMMERCIAL PAPER 9.77%
$3,240,592	Park Granada LLC,
	1.14%, 9/07/04	$3,225,029
3,888,710	CIBC Mortgage Corp.,
	1.11%, 9/09/04	3,888,710
1,296,237	Lloyds Bank, 1.46%, 11/17/04	1,296,237
1,620,296	Sigma Finance,
	1.51%, 11/29/04(1)(2)	1,607,806
3,888,710	Sigma Finance,
	1.57%, 5/17/05(1)(2)	3,887,932
3,240,592	CCN Bluegrass I, LLC,
	1.33%, 5/18/05	3,240,592
2,916,533	Goldman Sachs, 1.57%, 7/02/04(2)	2,916,533
3,240,591	Lehman Brothers,
	1.57%, 7/19/04(2)	3,240,591
1,296,237	Lehman Brothers,
	1.58%, 7/23/04(2)	1,296,237
972,178	Morgan Stanley, 1.58%, 9/08/04(2) .	972,178
2,592,473	Morgan Stanley, 1.58%, 9/14/04(2) .	2,592,473
2,268,414	Morgan Stanley, 1.58%, 12/08/04(2)	2,268,414
3,240,592	Leafs LLC, 1.29%, 4/20/05	3,240,592
	Total Commercial Paper
	(Cost $33,673,324)	33,673,324
	CORPORATE BONDS AND NOTES 2.26%
1,620,296	West LB, 1.41%, 10/18/04	1,631,977
2,916,533	Northlake, 1.22%, 3/07/05	2,916,533
3,240,592	Bayerische Landesbank,
	0.84%, 6/24/05 .	3,240,592
	Total Corporate Bonds and Notes
	(Cost $7,789,102)	7,789,102
	REPURCHASE AGREEMENTS 21.83%
39,859,280	CS First Boston Repurchase
	Agreement, 1.58%, 7/01/04
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations)	39,859,280
4,860,888	JP Morgan Repurchase Agreement,
	1.60%, 7/01/04(2) (Collateralized
	by corporate bonds rated BBB or
	better by S&P)	4,860,888
8,101,480	Lehman Brothers Repurchase
	Agreement, 1.55%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	8,101,480

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$22,360,083	Lehman Brothers Repurchase
	Agreement, 1.62%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	$22,360,083
	Total Repurchase Agreements
	(Cost $75,181,731)	75,181,731
Number of
Shares
	MUTUAL FUNDS 0.79%
2,708,660	AIM Liquid Assets Portfolio Fund,
	Institutional Class	2,708,660
4,475	Merrill Lynch Funds for
	Institutions Series - Premier
	Institutional Fund	4,475
	Total Mutual Funds
	(Cost $2,713,135)	2,713,135
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $125,838,476)	125,838,476
	Total Investments 135.86%
	(Cost $421,887,173)	467,989,448
	Liabilities, less
	Other Assets (35.86)%	(123,536,678)
	Net Assets 100%	$344,452,770

#    Non-income producing security.
†    All or a portion of this security represents investments of securities lending collateral.
(1) Restricted under Rule 144a of the Securities Act of 1933.
(2) Variable rate security. The rate shown is the rate in effect on June 30, 2004.

See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 VALUE INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "large-cap value" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund	25.12%	3.52%	3.51%
Russell 1000 Value Index	21.13%	2.97%	2.96%
Lipper Large-Cap Value Funds Index	19.60%	0.32%	0.32%

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK 93.70%
	FINANCE, INSURANCE AND
	REAL ESTATE 28.90%
	Depository Institutions 11.69%
134,300	Bank One Corporation	$6,849,300
139,600	Citigroup Inc.	6,491,400
55,200	Fifth Third Bancorp	2,968,656
43,500	Golden West Financial Corporation	4,626,225
107,184	HSBC Holdings PLC†	8,029,153
80,040	J.P. Morgan Chase & Co.†	3,103,151
46,200	Lloyds TSB Group PLC†	1,472,856
109,100	Wells Fargo & Company†	6,243,793
		39,784,534
	Holding and Other
	Investment Offices 2.85%
3,281	Berkshire Hathaway Inc. #	9,695,355
	Insurance Agents, Brokers
	and Service 0.61%
59,600	Aon Corporation	1,696,812
8,200	Marsh & McLennan
	Companies, Inc.	372,116
		2,068,928
	Insurance Carriers 9.72%
136,700	American International Group, Inc.†	9,743,976
2,900	American National
	Insurance Company	267,757
142,790	Loews Corporation	8,561,688
111,680	The Phoenix Companies, Inc. †	1,368,080
67,400	The Progressive Corporation	5,749,220
34,100	Transatlantic Holdings, Inc.†	2,761,759
289,480	UnumProvident Corporation†	4,602,732
		33,055,212
	Non-depository
	Credit Institutions 3.54%
190,700	American Express Company†	9,798,166
58,490	CIT Group Inc.	2,239,582
		12,037,748
	Security and Commodity
	Brokers, Dealers,
	Exchanges and Services 0.49%
31,500	Morgan Stanley	1,662,255
	Total Finance, Insurance,
	and Real Estate	98,304,032

Number of		Market
Shares		Value
	MANUFACTURING 30.42%
	Chemicals and Allied Products 8.21%
226,280	Bristol-Myers Squibb Company	$5,543,860
36,100	Eli Lilly and Company†	2,523,751
62,330	Great Lakes Chemical Corporation	1,686,650
110,560	Merck & Co. Inc.	5,251,600
81,850	Pfizer Inc.	2,805,818
380,970	Schering-Plough Corporation†	7,040,326
85,570	Wyeth	3,094,211
		27,946,216
	Electronic and Other Electrical
	Equipment and Components,
	Except Computer Equipment 0.36%
80,400	Micron Technology, Inc. #†	1,230,924
	Food and Kindred Products 2.29%
50,900	Diageo PLC	2,786,775
40,000	Hershey Foods Corporation†	1,850,800
99,490	Kraft Foods Inc.†	3,151,843
		7,789,418
	Furniture and Fixtures 0.27%
38,650	Newell Rubbermaid Inc.	908,275
	Industrial and Commercial Machinery
	and Computer Equipment 1.41%
114,570	Hewlett-Packard Company	2,417,427
24,700	Lexmark International, Inc. #	2,384,291
		4,801,718
	Measuring, Analyzing and
	Controlling Instruments;
	Photographic, Medical and Optical
	Goods; Watches and Clocks 2.05%
141,240	Eastman Kodak Company†	3,810,655
218,230	Xerox Corporation #†	3,164,335
		6,974,990
	Miscellaneous Manufacturing
	Industries 2.62%
126,060	Mattel, Inc.	2,300,595
199,200	Tyco International Ltd.†	6,601,488
		8,902,083
	Petroleum Refining and
	Related Industries 1.77%
43,180	Ashland Inc.	2,280,336
48,852	ConocoPhillips	3,726,919
		6,007,255

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK (Continued)
	MANUFACTURING (Continued)
	Printing, Publishing and
	Allied Industries 0.75%
57,840	American Greetings Corporation #†	$1,340,731
14,100	Gannett Co., Inc.	1,196,385
		2,537,116
	Rubber and Miscellaneous
	Plastics Products 2.82%
240,330	The Goodyear Tire &
	Rubber Company #†	2,184,600
109,900	Sealed Air Corporation #†	5,854,373
80,260	Tupperware Corporation .	1,559,452
		9,598,425
	Tobacco Products 5.52%
295,050	Altria Group, Inc.	14,767,253
23,300	R.J. Reynolds
	Tobacco Holdings, Inc.	1,574,847
67,560	UST Inc.	2,432,160
		18,774,260
	Transportation Equipment 2.35%
136,930	Delphi Corporation†	1,462,412
249,530	Ford Motor Company†	3,905,145
56,670	General Motors Corporation†	2,640,255
		8,007,812
	Total Manufacturing	103,478,492
	MINING 2.56%
	Mining and Quarrying
	of Nonmetallic Minerals,
	Except Fuels 0.39%
28,200	Vulcan Materials Company	1,340,910
	Oil and Gas Extraction 2.17%
51,300	Devon Energy Corporation	3,385,800
42,000	EOG Resources, Inc.†	2,507,820
30,600	Occidental Petroleum Corporation	1,481,346
		7,374,966
	Total Mining	8,715,876
	RETAIL TRADE 6.65%
	Automotive Dealers and Gasoline
	Service Stations 0.44%
18,900	AutoZone Inc. #†	1,513,890
	Food Stores 3.79%
225,380	Albertson’s, Inc.†	5,981,585

Number of		Market
Shares		Value
	Food Stores (Continued)
380,310	The Kroger Co. #†	$6,921,642
		12,903,227
	General Merchandise Stores 1.59%
131,500	Costco Wholesale Corporation†	5,400,705
	Miscellaneous Retail 0.83%
176,310	Toys "R" Us, Inc. #†	2,808,618
	Total Retail Trade	22,626,440
	SERVICES 7.88%
	Business Services 3.30%
30,700	The Dun & Bradstreet Corporation #	1,655,037
186,750	Electronic Data
	Systems Corporation†	3,576,263
78,000	Microsoft Corporation	2,227,680
270,980	Unisys Corporation #	3,761,202
		11,220,182
	Engineering, Accounting, Research,
	Management and Related Services 0.62%
32,700	Moody’s Corporation†	2,114,382
	Health Services 2.34%
41,800	HCA Inc.	1,738,462
463,390	Tenet Healthcare Corporation #†	6,214,060
		7,952,522
	Hotels, Rooming Houses, Camps
	and Other Lodging Places 0.44%
30,000	Marriott International, Inc.	1,496,400
	Personal Services 1.18%
51,800	H&R Block, Inc.	2,469,824
210,440	Service Corporation International #†	1,550,943
		4,020,767
	Total Services	26,804,253
	TRANSPORTATION,
	COMMUNICATIONS, ELECTRIC,
	GAS AND SANITARY SERVICES 14.64%
	Communications 10.11%
304,180	AT&T Corp.†	4,450,153
259,940	BellSouth Corporation	6,815,627
207,300	Comcast Corporation #†	5,723,553
237,020	SBC Communications Inc.	5,747,735
330,650	Sprint Corporation†	5,819,440
160,990	Verizon Communications Inc.†	5,826,228
		34,382,736

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK (Continued)
	TRANSPORTATION,
	COMMUNICATIONS, ELECTRIC,
	GAS AND SANITARY SERVICES (Continued)
	Electric, Gas and Sanitary Services 3.22%
68,330	American Electric
	Power Company, Inc.	$2,186,560
98,470	Duke Energy Corporation†	1,997,956
672,720	EL Paso Corporation†	5,301,034
48,090	Waste Management, Inc.	1,473,959
		10,959,509
	Motor Freight Transportation
	and Warehousing 0.40%
18,000	United Parcel Service, Inc.	1,353,060
	Transportation by Air 0.91%
113,120	AMR Corporation #†	1,369,883
242,080	Delta Air Lines, Inc. #†	1,723,610
		3,093,493
	Total Transportation,
	Communications, Electric,
	Gas and Sanitary Services	49,788,798
	WHOLESALE TRADE 2.65%
	Wholesale Trade -
	Durable Goods 0.68%
41,480	Johnson & Johnson	2,310,436
	Wholesale Trade -
	Non-Durable Goods 1.97%
264,580	Safeway Inc. #†	6,704,457
	Total Wholesale Trade	9,014,893
	Total Common Stock
	(Cost $283,516,749)	318,732,784

	SHORT-TERM INVESTMENTS 6.05%
	Money Market Funds 6.05%
20,609,934	Federated Prime Obligations Fund	20,609,934
	Total Short-Term Investments
	(Cost $20,609,934)	20,609,934

Principal		Market
Value		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 37.77%
	CERTIFICATES OF DEPOSIT 1.95%
$3,308,933	Svenska Handlsbankn,
	1.17%, 10/21/04	$3,308,933
3,308,933	Lloyds Institutional,
	1.18%, 10/27/04	3,308,933
	Total Certificates of Deposit
	(Cost $6,617,866)	6,617,866
	COMMERCIAL PAPER 10.11%
3,308,933	Park Granada LLC,
	1.14%, 9/07/04	3,293,042
3,970,720	CIBC Mortgage Corp.,
	1.11%, 9/09/04	3,970,720
1,323,573	Lloyds Bank, 1.46%, 11/17/04	1,323,573
1,654,467	Sigma Finance,
	1.51%, 11/29/04(1)(2)	1,641,713
3,970,720	Sigma Finance,
	1.57%, 5/17/05(1)(2)	3,969,926
3,308,933	CCN Bluegrass I, LLC,
	1.33%, 5/18/05	3,308,933
2,978,040	Goldman Sachs, 1.57%, 7/02/04(2)	2,978,040
3,308,934	Lehman Brothers, 1.57%, 7/19/04(2)	3,308,934
1,323,573	Lehman Brothers, 1.58%, 7/23/04(2)	1,323,573
992,680	Morgan Stanley, 1.58%, 9/08/04(2)	992,680
2,647,147	Morgan Stanley, 1.58%, 9/14/04(2)	2,647,147
2,316,253	Morgan Stanley, 1.58%, 12/08/04(2)	2,316,253
3,308,933	Leafs LLC, 1.29%, 4/20/05	3,308,933
	Total Commercial Paper
	(Cost $34,383,467)	34,383,467
	CORPORATE BONDS AND NOTES 2.33%
1,654,467	West LB, 1.41%, 10/18/04	1,666,394
2,978,040	Northlake, 1.22%, 3/07/05	2,978,040
3,308,933	Bayerische Landesbank,
	0.84%, 6/24/05	3,308,933
	Total Corporate Bonds and Notes
	(Cost $7,953,367)	7,953,367

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS 22.57%
$40,699,878	CS First Boston Repurchase
	Agreement, 1.58%, 7/01/04
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations) . . . . . . . . . . . . . . . . .	$40,699,878
4,963,400	JP Morgan Repurchase Agreement,
	1.60%, 7/01/04(2) (Collateralized
	by corporate bonds rated BBB or
	better by S&P) . . . . . . . . . . . . . . .	4,963,400
8,272,333	Lehman Brothers Repurchase
	Agreement, 1.55%, 7/01/04
	(Collateralized by high yield
	corporate bonds) . . . . . . . . . . . . .	8,272,333
22,831,639	Lehman Brothers Repurchase
	Agreement, 1.62%, 7/01/04
	(Collateralized by high yield
	corporate bonds) . . . . . . . . . . . . .	22,831,639
	Total Repurchase Agreements
	(Cost $76,767,250) . . . . . . . . . . .	76,767,250
Number of
Shares
	MUTUAL FUNDS 0.81%
2,765,784	AIM Liquid Assets Portfolio
	Fund, Institutional Class . . . . . . .	2,765,784
4,569	Merrill Lynch Funds for
	Institutions Series - Premier
	Institutional Fund . . . . . . . . . . . .	4,569
	Total Mutual Funds
	(Cost $2,770,353) . . . . . . . . . . . .	2,770,353
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $128,492,303) . . . . . . . . . .	128,492,303
	Total Investments 137.52%
	(Cost $432,618,986) . . . . . . . . . .	467,835,021
	Liabilities, less
	Other Assets (37.52)% . . . . . . .	(127,648,582)
	Net Assets 100% . . . . . . . . . . . . .	$340,186,439

#	Non-income producing security.
†	All or a portion of this security represents investments of securities lending collateral.
(1) Restricted under Rule 144a of the Securities Act of 1933.
(2) Variable rate security. The rate shown is the rate in effect on June 30, 2004.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "small-cap growth" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	24.21%	-1.73%	-1.73%
Russell 2500 Growth Index	30.12%	0.21%	0.21%
Russell Mid-Cap Growth Index	27.33%	0.23%	0.23%
Lipper Small-Cap Growth Funds Index	26.07%	-0.12%	-0.12%
Lipper Mid-Cap Growth Funds Index	23.14%	-2.76%	-2.76%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK 96.04%
	FINANCE, INSURANCE AND
	REAL ESTATE 6.19%
	Non-depository Credit Institutions 2.43%
60,000	Financial Federal Corporation #	$2,115,600
	Security and Commodity Brokers,
	Dealers, Exchanges and Services 3.76%
29,920	BlackRock, Inc.	1,909,793
15,200	SEI Investments Company	441,408
18,500	T. Rowe Price Group Inc.	932,400
		3,283,601
	Total Finance, Insurance
	and Real Estate	5,399,201
	MANUFACTURING 28.46%
	Chemicals and Allied Products 2.89%
10,900	Corgentech Inc. #	175,708
6,675	Digene Corporation #	243,838
8,400	Eon Labs, Inc. #	343,812
16,700	Genentech, Inc. #†	938,540
12,700	MGI Pharma, Inc. #†	343,027
5,500	Onyx Pharmaceuticals, Inc. #	232,980
19,400	Vicuron Pharmaceuticals Inc. #	243,664
		2,521,569
	Electronic and Other Electrical
	Equipment and Components,
	Except Computer Equipment 15.97%
23,700	Altera Corporation #	526,614
51,300	Applied Micro
	Circuits Corporation #†	272,916
85,600	CIENA Corporation #	318,432
529,000	Gemstar-TV Guide
	International, Inc. #	2,539,200
15,100	Intersil Corporation	327,066
54,900	Maxim Integrated Products, Inc.	2,877,858
40,700	Mindspeed Technologies Inc. #	201,872
35,500	Network Appliance, Inc. #	764,315
55,000	Network Associates, Inc. #	997,150
12,600	Novellus Systems, Inc. #	396,144
33,300	Research In Motion Limited #†	2,279,052
72,800	Xilinx, Inc.	2,424,968
		13,925,587
	Industrial and Commercial Machinery
	and Computer Equipment 1.57%
44,000	Graco Inc.	1,366,200

Number of		Market
Shares		Value
	Measuring, Analyzing, and
	Controlling Instruments;
	Photographic, Medical and Optical
	Goods; Watches and Clocks 2.41%
48,400	Techne Corporation #	$2,102,980
	Paper and Allied Products 3.50%
83,600	Packaging Corp. of America	1,998,040
42,000	Pactiv Corporation #	1,047,480
		3,045,520
	Stone, Clay, Glass and
	Concrete Products 2.12%
46,640	Gentex Corporation†	1,850,675
	Total Manufacturing	24,812,531
	MINING 2.12%
	Oil and Gas Extraction 2.12%
31,000	EOG Resources, Inc.	1,851,010
	Total Mining	1,851,010
	RETAIL TRADE 13.94%
	Eating and Drinking Places 2.71%
66,000	IHOP Corp.†	2,360,160
	Home Furniture, Furnishings
	and Equipment Stores 4.48%
36,800	Bed Bath & Beyond Inc. #†	1,414,960
75,000	RadioShack Corporation†	2,147,250
12,000	Tuesday Morning Corporation #	348,000
		3,910,210
	Miscellaneous Retail 6.75%
30,400	Amazon.com, Inc. #†	1,653,760
46,000	eBay Inc. #†	4,229,700
		5,883,460
	Total Retail Trade	12,153,830
	SERVICES 30.50%
	Amusement and Recreation Services 1.23%
45,100	Westwood One, Inc. #	1,073,380
	Business Services 17.32%
38,700	Agile Software Corporation #	338,625
13,900	CheckFree Corp. #†	417,000
12,200	Cognex Corporation	469,456
45,000	GTECH Holdings Corporation	2,083,950
62,000	Juniper Networks, Inc. #†	1,523,340
57,000	Opsware, Inc. #†	451,440
325,000	RealNetworks, Inc. #†	2,223,000

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK (Continued)
	SERVICES (Continued)
	Business Services (Continued)
24,300	Red Hat, Inc. #†	$558,171
19,100	Robert Half International Inc.†	568,607
3,000	Salesforce.com, Inc. #	48,210
72,500	Siebel Systems, Inc. #	774,300
300,000	SkillSoft PLC #	2,280,000
92,700	Yahoo! Inc. #†	3,367,791
		15,103,890
	Educational Services 2.26%
72,000	DeVry, Inc. #†	1,974,240
	Engineering, Accounting, Research,
	Management and Related Services 5.70%
17,500	Affymetrix, Inc. #†	572,775
19,360	Moody’s Corporation†	1,251,818
29,100	Paychex, Inc.†	985,908
175,000	The ServiceMaster Company	2,156,000
		4,966,501
	Health Services 1.39%
10,100	Express Scripts, Inc. #	800,223
20,400	Nektar Therapeutics #	407,184
		1,207,407
	Personal Services 2.60%
58,000	Weight Watchers
	International, Inc. #†	2,270,120
	Total Services	26,595,538
	TRANSPORTATION,
	COMMUNICATIONS, ELECTRIC,
	GAS AND SANITARY SERVICES 14.83%
	Communications 9.87%
25,000	Cablevision Systems
	New York Group #	491,250
5,800	Citadel Broadcasting Company #	84,506
16,000	Clear Channel
	Communications, Inc.†	591,200
26,300	Cox Radio, Inc. #	457,094
57,600	EchoStar
	Communications Corporation #	1,771,200
23,760	Global Payments Inc.	1,069,675
39,065	InterActiveCorp #†	1,177,419
27,650	Sprint Corporation†	486,640
6,300	Telephone and Data Systems, Inc.	448,560

Number of		Market
Shares		Value
	Communications (Continued)
67,400	Time Warner Telecom Inc. #	$282,406
54,612	Univision Communications Inc. #†	1,743,762
		8,603,712
	Transportation Services 4.96%
48,000	C.H. Robinson Worldwide, Inc.†	2,200,320
43,000	Expeditors International
	of Washington, Inc.	2,124,630
		4,324,950
	Total Transportation,
	Communications, Electric,
	Gas and Sanitary Services	12,928,662
	Total Common Stock
	(Cost $70,987,815)	83,740,772

	WARRANTS 0.02%
422	InterActiveCorp Warrant #	14,563
	Total Warrants
	(Cost $3,329)	14,563

	SHORT-TERM INVESTMENTS 3.15%
	Money Market Funds 3.15%
2,741,540	Federated Prime Obligations Fund	2,741,540
	Total Short-Term Investments
	(Cost $2,741,540)	2,741,540

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 33.07%
	CERTIFICATES OF DEPOSIT 1.70%
$742,589	Svenska Handlsbankn,
	1.17%, 10/21/04	742,589
742,589	Lloyds Institutional,
	1.18%, 10/27/04	742,589
	Total Certificates of Deposit
	(Cost $6,617,866)	1,485,178
	COMMERCIAL PAPER 8.85%
742,589	Park Granada LLC, 1.14%, 9/07/04	739,023
891,107	CIBC Mortgage Corp.,
	1.11%, 9/09/04	891,107

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$297,036	Lloyds Bank, 1.46%, 11/17/04	$297,036
371,294	Sigma Finance,
	1.51%, 11/29/04(1)(2)	368,432
891,107	Sigma Finance,
	1.57%, 5/17/05(1)(2)	890,929
742,589	CCN Bluegrass I, LLC,
	1.33%, 5/18/05	742,589
668,330	Goldman Sachs, 1.57%, 7/02/04(2) .	668,330
742,589	Lehman Brothers, 1.57%, 7/19/04(2)	742,589
297,036	Lehman Brothers, 1.58%, 7/23/04(2)	297,036
222,777	Morgan Stanley, 1.58%, 9/08/04(2) .	222,777
594,071	Morgan Stanley, 1.58%, 9/14/04(2) .	594,071
519,812	Morgan Stanley, 1.58%, 12/08/04(2)	519,812
742,589	Leafs LLC, 1.29%, 4/20/05	742,589
	Total Commercial Paper
	(Cost $7,716,320)	7,716,320
	CORPORATE BONDS AND NOTES 2.05%
371,294	West LB, 1.41%, 10/18/04	373,971
668,330	Northlake, 1.22%, 3/07/05	668,330
742,589	Bayerische Landesbank,
	0.84%, 6/24/05	742,589
	Total Corporate Bonds and Notes
	(Cost $1,784,890)	1,784,890
	REPURCHASE AGREEMENTS 19.76%
9,133,844	CS First Boston Repurchase
	Agreement, 1.58%, 7/01/04
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations)	9,133,844
1,113,883	JP Morgan Repurchase Agreement,
	1.60%, 7/01/04(2) (Collateralized
	by corporate bonds rated BBB or
	better by S&P)	1,113,883
1,856,472	Lehman Brothers Repurchase
	Agreement, 1.55%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	1,856,472
5,123,864	Lehman Brothers Repurchase
	Agreement, 1.62%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	5,123,864
	Total Repurchase Agreements
	(Cost $17,228,063)	17,228,063

Number of		Market
Shares		Value
	MUTUAL FUNDS 0.71%
620,696	AIM Liquid Assets Portfolio
	Fund, Institutional Class	$620,696
1,025	Merrill Lynch Funds for
	Institutions Series - Premier
	Institutional Fund	1,025
	Total Mutual Funds
	(Cost $621,721)	621,721
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $28,836,172)	28,836,172
	Total Investments 132.28%
	(Cost $102,568,856)	115,333,047
	Liabilities, less
	Other Assets (32.28)%	(28,143,459)
	Net Assets 100%	$87,189,588

# Non-income producing security.
† All or a portion of this security represents investments of securities lending collateral.
(1) Restricted under Rule 144a of the Securities Act of 1933.
(2) Variable rate security. The rate shown is the rate in effect on June 30, 2004.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "small-cap value" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Value Fund	27.64%	8.94%	8.93%
Russell 2500 Value Index	33.91%	12.37%	12.36%
Russell Mid-Cap Value Index	30.81%	9.83%	9.82%
Lipper Small-Cap Value Funds Index	37.28%	12.71%	12.70%
Lipper Mid-Cap Value Funds Index	31.51%	8.80%	8.79%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK 95.45%
	FINANCE, INSURANCE
	AND REAL ESTATE 22.28%
	Depository Institutions 5.09%
42,400	Banknorth Group, Inc.	$1,377,152
25,800	Hibernia Corporation	626,940
44,800	Northern Trust Corporation	1,894,144
29,800	North Fork Bancorporation, Inc.†	1,133,890
		5,032,126
	Holding and Other Investment Offices 2.54%
45,450	Brascan Corporation	1,283,508
25,925	The Rouse Company†	1,231,438
		2,514,946
	Insurance Agents, Brokers and Services 0.86%
22,800	Willis Group Holdings Limited	853,860
	Insurance Carriers 9.64%
12,800	Ambac Financial Group, Inc.	940,032
34,100	Assurant, Inc.	899,558
20,400	Everest Re Group, Ltd.	1,639,344
20,900	Fidelity National Financial, Inc.	780,406
39,350	HCC Insurance Holdings, Inc.	1,314,683
5,035	Markel Corporation #†	1,397,213
33,200	MBIA Inc.†	1,896,384
8,975	XL Capital Ltd.	677,253
		9,544,873
	Real Estate 0.24%
6,000	The St. Joe Company	238,200
	Security and Commodity Brokers,
	Dealers, Exchanges and Services 3.91%
33,400	E*TRADE Financial Corporation #	372,410
95,200	Janus Capital Group Inc.†	1,569,848
17,325	T. Rowe Price Group Inc.†	873,180
47,500	Waddell & Reed Financial, Inc.	1,050,225
		3,865,663
	Total Finance, Insurance
	and Real Estate	22,049,668
	MANUFACTURING 34.73%
	Chemicals and Allied Products 4.67%
13,100	The Clorox Company	704,518
18,400	Georgia Gulf Corporation	659,824
22,600	International Flavors
	& Fragrances Inc.	845,240
67,200	Lyondell Chemical Company†	1,168,608

Number of		Market
Shares		Value
	Chemicals and Allied Products (Continued)
93,800	Methanex Corporation	$1,240,130
		4,618,320
	Electronic and Other Electrical
	Equipment and Components,
	Except Computer Equipment 5.01%
72,100	Andrew Corporation #†	1,442,721
135,700	Arris Group Inc. #†	806,058
180,200	Conexant Systems, Inc. #†	780,266
18,650	Energizer Holdings, Inc. #	839,250
29,450	Moog Inc. #	1,092,890
		4,961,185
	Fabricated Metal Products, Except Machinery
	and Transportation Equipment 1.92%
15,300	Snap-on Incorporated	513,315
51,600	Watts Water Technologies, Inc.	1,390,620
		1,903,935
	Food and Kindred Products 1.02%
16,700	Constellation Brands, Inc. #	620,071
11,550	McCormick & Company, Incorporated †	392,700
		1,012,771
	Furniture and Fixtures 1.87%
41,750	Herman Miller, Inc.†	1,208,245
46,050	Steelcase Inc.†	644,700
		1,852,945
	Industrial and Commercial Machinery
	and Computer Equipment 7.52%
17,925	The Black & Decker Corporation† .	1,113,680
45,612	IDEX Corporation	1,566,772
25,900	Kaydon Corporation†	801,087
31,275	Pitney Bowes Inc.	1,383,919
22,700	The Stanley Works	1,034,666
35,100	UNOVA, Inc. #†	710,775
20,200	York International Corporation	829,614
		7,440,513
	Measuring, Analyzing and
	Controlling Instruments;
	Photographic, Medical and Optical
	Goods; Watches and Clocks 2.67%
21,300	Baxter International Inc.	735,063
13,300	C.R. Bard, Inc.	753,445
25,750	Invacare Corporation	1,151,540
		2,640,048

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK (Continued)
	MANUFACTURING (Continued)
	Miscellaneous Manufacturing Industries 0.73%
37,725	Hasbro, Inc.	$716,775
	Paper and Allied Products 0.51%
13,500	Boise Cascade Corporation†	508,140
	Printing, Publishing
	and Allied Industries 4.21%
30,500	Belo Corp.	818,925
33,000	Harte-Hanks, Inc.	805,530
8,200	Knight-Ridder, Inc.	590,400
8,165	The McClatchy Company	572,775
23,805	R. R. Donnelley & Sons Company†	786,041
19,250	Valassis Communications, Inc. #†	586,547
		4,160,218
	Transportation Equipment 4.60%
18,900	A.O. Smith Corporation	600,831
31,900	Goodrich Corporation	1,031,327
15,300	Oshkosh Truck Corporation	876,843
25,600	Thor Industries, Inc.	856,576
33,900	United Defense Industries, Inc. #	1,186,500
		4,552,077
	Total Manufacturing	34,366,927
	MINING 1.72%
	Oil and Gas Extraction 1.72%
56,600	Pride International, Inc. #†	968,426
16,200	Weatherford International Ltd. #	728,676
		1,697,102
	Total Mining	1,697,102
	RETAIL TRADE 5.80%
	Automotive Dealers and
	Gasoline Service Stations 0.71%
41,100	CSK Auto Corporation #	704,454
	Eating and Drinking Places 1.76%
20,400	ARAMARK Corporation	586,704
31,000	Yum! Brands, Inc .	1,153,820
		1,740,524
	General Merchandise Stores 1.44%
25,525	The Neiman Marcus Group, Inc.	1,420,466
	Home Furniture, Furnishings
	and Equipment Stores 0.85%
29,100	Tuesday Morning Corporation #	843,900

Number of		Market
Shares		Value
	Miscellaneous Retail 1.04%
37,600	Dollar Tree Stores, Inc. #†	$1,031,368
	Total Retail Trade	5,740,712
	SERVICES 20.15%
	Amusement and
	Recreation Services 1.79%
28,600	Alliance Gaming Corporation #	490,776
85,300	Caesars Entertainment, Inc. #†	1,279,500
		1,770,276
	Business Services 14.91%
21,800	Amdocs Limited #	510,774
59,700	The BISYS Group, Inc. #	839,382
15,300	Brady Corporation	705,330
28,575	Cendant Corporation	699,516
14,275	Certegy Inc.	553,870
21,375	Dun & Bradstreet Corporation #	1,152,326
36,550	Equifax Inc.	904,613
1,657	Grey Global Group Inc.	1,632,145
24,400	Hyperion Solutions Corporation #†	1,066,768
83,050	IMS Health Incorporated	1,946,692
92,810	The Interpublic Group
	of Companies, Inc. #†	1,274,281
15,100	Manpower Inc.†	766,627
27,200	NDCHealth Corporation	631,040
43,150	Sotheby’s Holdings, Inc. #	688,674
53,100	SunGard Data Systems Inc. #	1,380,600
		14,752,638
	Educational Services 0.54%
19,450	DeVry, Inc. #†	533,319
	Engineering, Accounting,
	Research, Management
	and Related Services 1.38%
27,950	Accenture Ltd. #	768,066
48,600	The ServiceMaster Company	598,752
		1,366,818
	Health Services 0.67%
25,000	Kindred Healthcare, Inc. #†	658,750
	Hotels, Rooming Houses, Camps
	and Other Lodging Places 0.86%
53,400	Intrawest Corporation	851,730
	Total Service	19,933,531

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK (Continued)
	TRANSPORTATION,
	COMMUNICATIONS, ELECTRIC,
	GAS AND SANITARY SERVICES 6.07%
	Communications 3.43%
20,150	Anixter International Inc. #†	$685,705
35,555	Cablevision Systems
	New York Group #	698,656
30,000	CenturyTel, Inc.	901,200
29,700	Entercom Communications Corp. #	1,107,810
		3,393,371
	Electric, Gas and Sanitary Services 0.90%
31,900	PG&E Corporation #†	891,286
	Railroad Transportation 0.91%
27,500	CSX Corporation	901,175
	Water Transportation 0.83%
18,800	Royal Caribbean Cruises Ltd.†	816,108
	Total Transportation,
	Communications, Electric,
	Gas and Sanitary Services	6,001,940
	WHOLESALE TRADE 4.70%
	Wholesale Trade-durable Goods 3.33%
30,300	Apogent Technologies Inc. #	969,600
30,400	Insight Enterprises, Inc. #	539,904
41,750	Omnicare, Inc.†	1,787,317
		3,296,821
	Wholesale Trade-non-durable Goods 1.37%
56,600	Airgas, Inc.	1,353,306
	Total Wholesale Trade	4,650,127
	Total Common Stock
	(Cost $81,937,895)	94,440,007

	SHORT-TERM INVESTMENTS 4.21%
	Money Market Funds 4.21%
4,168,595	Federated Prime Obligations Fund	4,168,595
	Total Short-Term Investments
	(Cost $4,168,595)	4,168,595

Principal		Market
Value		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 20.64%
	CERTIFICATES OF DEPOSIT 1.06%
$525,985	Svenska Handlsbankn,
	1.17%, 10/21/04	$525,985
525,985	Lloyds Institutional,
	1.18%, 10/27/04	525,985
	Total Certificates of Deposit
	(Cost $1,051,970)	1,051,970
	COMMERCIAL PAPER 5.52%
$525,985	Park Granada LLC,
	1.14%, 9/07/04	523,459
631,182	CIBC Mortgage Corp.,
	1.11%, 9/09/04	631,182
210,394	Lloyds Bank, 1.46%, 11/17/04	210,394
262,993	Sigma Finance,
	1.51%, 11/29/04(1)(2)	260,965
631,182	Sigma Finance,
	1.57%, 5/17/05(1)(2)	631,056
525,985	CCN Bluegrass I, LLC,
	1.33%, 5/18/05	525,985
473,387	Goldman Sachs, 1.57%, 7/02/04(2) .	473,387
525,985	Lehman Brothers, 1.57%, 7/19/04(2)	525,985
210,394	Lehman Brothers, 1.58%, 7/23/04(2)	210,394
157,796	Morgan Stanley, 1.58%, 9/08/04(2) .	157,795
420,788	Morgan Stanley, 1.58%, 9/14/04(2) .	420,788
368,190	Morgan Stanley, 1.58%, 12/08/04(2)	368,190
525,985	Leafs LLC, 1.29%, 4/20/05	525,985
	Total Commercial Paper
	(Cost $5,465,565)	5,465,565
	CORPORATE BONDS AND NOTES 1.28%
262,993	West LB, 1.41%, 10/18/04	264,889
473,387	Northlake, 1.22%, 3/07/05	473,387
525,985	Bayerische Landesbank,
	0.84%, 6/24/05	525,985
	Total Corporate Bonds and Notes
	(Cost $1,264,261)	1,264,261

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Value		Value

	REPURCHASE AGREEMENTS 12.33%
$6,469,617	CS First Boston Repurchase
	Agreement, 1.58%, 7/01/04
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations)	$6,469,617
788,978	JP Morgan Repurchase Agreement,
	1.60%, 7/01/04(2) (Collateralized
	by corporate bonds rated BBB or
	better by S&P)	788,978
1,314,963	Lehman Brothers Repurchase
	Agreement, 1.55%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	1,314,963
3,629,297	Lehman Brothers Repurchase
	Agreement, 1.62%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	3,629,297
	Total Repurchase Agreements
	(Cost $12,202,855)	12,202,855

Number of		Market
Shares		Value
	MUTUAL FUNDS 0.45%
439,646	AIM Liquid Assets Portfolio
	Fund, Institutional Class	$439,646
726	Merrill Lynch Funds for
	Institutions Series - Premier
	Institutional Fund	726
	Total Mutual Funds
	(Cost $440,372)	440,372
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $20,425,023)	20,425,023
	Total Investments 120.30%
	(Cost $106,531,513)	119,033,625
	Liabilities, less
	Other Assets (20.30)%	(20,084,947)
	Net Assets 100%	$98,948,678

#	Non-income producing security.
†	All or a portion of this security represents investments of securities lending collateral.
(1) Restricted under Rule 144a of the Securities Act of 1933.
(2) Variable rate security. The rate shown is the rate in effect on June 30, 2004.

See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - An unmanaged market-capitalization-weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australia, Asia and the Far East.

LIPPER INTERNATIONAL FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "international" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark International Equity Fund	27.40%	1.67%	1.67%
Morgan Stanley Capital International EAFE Index	32.85%	4.25%	4.25%
Lipper International Funds Index	29.37%	3.92%	3.92%

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK 96.07%
	Australia 4.15%
136,000	BHP Billiton Limited†*	$2,382,720
154,600	Boral Limited*	2,782,831
232,800	Coca-Cola Amatil Limited*	2,247,661
97,500	The News Corporation Limited†*	3,453,450
		10,866,662
	Austria 1.71%
70,700	Boehler-Uddeholm AG†*	1,953,498
32,100	Erste Bank der oesterreichischen
	Sparkassen AG*	2,520,964
		4,474,462
	Brazil 1.83%
147,200	Compania Brasileira de Distribuicao
	Grupo Pao de Acucar*	2,546,560
49,400	Petroleo Brasileiro SA - Petrobras #†*	1,386,658
27,400	Votorantim Celulose e Papel SA*	871,320
		4,804,538
	Britain 15.88%
48,500	Anglo American PLC†*	1,012,195
47,500	AstraZeneca PLC†*	2,167,900
118,400	Barclays PLC†*	4,127,424
61,600	BP PLC*	3,299,912
57,500	Cadbury Schweppes PLC†*	2,017,100
336,000	Compass Group PLC†*	2,050,406
72,000	Diageo PLC†*	3,942,000
266,900	EMI Group PLC†*	2,359,609
16,900	GlaxoSmithKline PLC†*	700,674
41,100	HSBC Holdings PLC†*	3,078,801
168,600	Pearson PLC*	2,104,128
46,400	Rio Tinto PLC†*	4,549,520
127,800	Tesco PLC†*	1,851,221
300,900	Vodafone Group PLC†*	6,649,890
33,100	Warner Chilcott PLC†*	1,661,289
		41,572,069
	Canada 1.32%
83,200	Alcan Inc.	3,444,480
	Finland 1.59%
159,400	Nokia Oyj*	2,317,676
97,200	UPM-Kymmene Oyj†*	1,857,492
		4,175,168
	France 12.96%
261,100	Axa†*	5,780,754
229,900	BNP Paribas SA†*	7,069,609

Number of		Market
Shares		Value
	France (Continued)
78,100	Dassault Systemes SA†*	$3,660,469
215,550	Pernod Ricard SA†*	6,890,573
71,500	Sanofi-Synthelabo SA†*	2,287,285
59,000	Total SA†*	5,668,720
92,200	Vivendi Universal SA*	2,572,380
		33,929,790
	Germany 7.36%
79,100	Continental AG†*	3,815,792
20,500	Deutsche Bank AG	1,621,755
284,500	Deutsche Telekom AG†*	5,038,495
33,400	E.ON AG*	2,421,166
13,200	Puma AG Rudolf Dassler Sport*	3,348,460
41,600	Siemens AG†*	3,016,832
		19,262,500
	Hong Kong 4.75%
755,200	The Bank of East Asia, Ltd.*	2,159,117
462,000	Hang Lung Properties Limited*	2,976,435
264,400	Jaradine Matheson
	Holdings Limited*	2,908,400
1,579,000	Sino Land Company Limited*	4,403,041
		12,446,993
	India 0.58%
125,800	ICICI Bank Limited*	1,522,180
	Ireland 1.39%
67,800	Bank of Ireland†*	3,650,352
	Israel 0.57%
22,100	Teva Pharmaceutical Industries Ltd.†*	1,487,109
	Italy 3.11%
43,500	Eni SPA†*	4,364,790
223,100	Luxottica Group SPA*	3,770,390
		8,135,180
	Japan 21.41%
110,800	Alps Electric Co., Ltd.*	3,151,939
56,650	Arisawa Mfg. Co., Ltd.*	2,668,572
130,100	Canon Inc.†*	6,947,340
124,400	Funai Electric Co., Ltd. †*	3,748,582
73,600	ITO-Yokado Co., Ltd.†*	3,149,999
148,200	Konami Corporation†*	3,823,560
220,000	Matsushita Electric
	Industrial Co., Ltd.*	3,159,200
121,600	Mitsubishi Corporation*	2,362,566
502,800	Mitsubishi Tokyo Financial
	Group, Inc. (MTFG)†*	4,711,236

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	COMMON STOCK (Continued)
	Japan (Continued)
503,258	NEC Corporation†*	$3,613,392
125,600	Nintendo Co., Ltd.*	1,820,145
126,000	Nomura Holdings, Inc.†*	1,883,700
326,800	NTT DoCoMo, Inc.*	5,918,348
57,500	ORIX Corporation†*	3,295,900
152,000	Shinsei Bank, Ltd. #*	1,939,094
50,400	TDK Corporation*	3,858,120
		56,051,693
	Mexico 0.69%
24,200	America Movil SA de CV†*	880,154
31,900	Cemex SA de CV†*	928,290
		1,808,444
	Peru 0.44%
51,700	Compania de Minas
	Buenaventura SA*	1,142,570
	Russia 0.39%
9,800	Lukoil*	1,030,960
	Singapore 3.68%
231,100	DBS Group Holdings Limited*	7,728,146
254,800	Jardine Cycle & Carriage Limited*	1,893,495
		9,621,641
	South Africa 0.41%
66,000	ABSA Group Limited*	1,083,667
	South Korea 0.96%
37,700	Kookmin Bank*	1,183,026
39,600	POSCO*	1,326,996
		2,510,022
	Spain 0.97%
187,800	Banco Bilbao Vizcaya
	Argentaria, SA†*	2,535,300
	Sweden 0.93%
66,100	AB SKF*	2,426,227
	Switzerland 6.67%
69,000	Credit Suisse Group†*	2,470,890
79,300	Nestle SA*	5,287,090
83,000	Novartis AG*	3,693,500
22,200	Roche Holding AG* .	2,198,020
38,100	Swiss Re*	2,474,797
79,200	Syngenta AG*	1,329,768
		17,454,065

Number of		Market
Shares		Value
	Taiwan 0.59%
186,189	Taiwan Semiconductor
	Manufacturing Company Ltd. †*	$1,547,235
	Thailand 0.45%
327,000	Shin Corporation Public
	Company Limited*	1,167,717
	United States 1.28%
77,000	Royal Caribbean Cruises Ltd.†	3,342,570
	Total Common Stock
	(Cost $231,573,213)	251,493,594

	SHORT-TERM INVESTMENTS 3.51%
	Money Market Funds 3.51%
9,184,194	Federated Prime
	Obligations Fund	9,184,194
	Total Short-Term Investments
	(Cost $9,184,194)	9,184,194

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 26.97%
	CERTIFICATES OF DEPOSIT 1.39%
$1,818,123	Svenska Handlsbankn,
	1.17%, 10/21/04	1,818,123
1,818,123	Lloyds Institutional,
	1.18%, 10/27/04	1,818,123
	Total Certificates of Deposit
	(Cost $3,636,246)	3,636,246
	COMMERCIAL PAPER 7.22%
1,818,123	Park Granada LLC,
	1.14%, 9/07/04	1,809,391
2,181,747	CIBC Mortgage Corp.,
	1.11%, 9/09/04	2,181,747
727,249	Lloyds Bank, 1.46%, 11/17/04	727,249
909,061	Sigma Finance,
	1.51%, 11/29/04(1)(2)	902,054
2,181,747	Sigma Finance,
	1.57%, 5/17/05(1)(2)	2,181,311
1,818,123	CCN Bluegrass I, LLC,
	1.33%, 5/18/05	1,818,122
1,636,310	Goldman Sachs, 1.57%, 7/02/04(2)	1,636,310

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$1,818,122	Lehman Brothers,
	1.57%, 7/19/04(2)	$1,818,122
727,249	Lehman Brothers,
	1.58%, 7/23/04(2)	727,249
545,437	Morgan Stanley, 1.58%, 9/08/04(2)	545,437
1,454,498	Morgan Stanley, 1.58%, 9/14/04(2)	1,454,498
1,272,686	Morgan Stanley,
	1.58%, 12/08/04(2)	1,272,686
1,818,123	Leafs LLC, 1.29%, 4/20/05	1,818,123
	Total Commercial Paper
	(Cost $18,892,299)	18,892,299
	CORPORATE BONDS AND NOTES 1.67%
909,061	West LB, 1.41%, 10/18/04	915,615
1,636,310	Northlake, 1.22%, 3/07/05	1,636,310
1,818,123	Bayerische Landesbank,
	0.84%, 6/24/05	1,818,122
	Total Corporate Bonds and Notes
	(Cost $4,370,047)	4,370,047
	REPURCHASE AGREEMENTS 16.11%
22,362,907	CS First Boston Repurchase
	Agreement, 1.58%, 7/01/04
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations)	22,362,907
2,727,184	JP Morgan Repurchase Agreement,
	1.60%, 7/01/04(2) (Collateralized
	by corporate bonds rated BBB or
	better by S&P)	2,727,184
4,545,306	Lehman Brothers Repurchase
	Agreement, 1.55%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	4,545,306
12,545,046	Lehman Brothers Repurchase
	Agreement, 1.62%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	12,545,046
	Total Repurchase Agreements
	(Cost $42,180,443)	42,180,443

Number of		Market
Shares		Value
	MUTUAL FUNDS 0.58%
1,519,684	AIM Liquid Assets Portfolio
	Fund, Institutional Class	$ 1,519,684
2,511	Merrill Lynch Funds for
	Institutions Series - Premier
	Institutional Fund	2,511
	Total Mutual Funds
	(Cost $1,522,195)	1,522,195
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $70,601,230)	70,601,230
	Total Investments 126.55%
	(Cost $311,358,637)	331,279,018
	Liabilities, less
	Other Assets (26.55)%	(69,501,644)
	Net Assets 100%	$261,777,374

#	Non-income producing security.
†	All or a portion of this security represents investments of securities lending collateral.
*	American Depositary Receipt (ADR). Receipt for the shares of a foreign-based corporation issued by a U.S. depository bank, representing foreign shares held by the bank.
(1) Restricted under Rule 144a of the Securities Act of 1933.
(2) Variable rate security. The rate shown is the rate in effect on June 30, 2004.

See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

WILSHIRE REIT INDEX - An unmanaged index considered representative of U.S. publicly traded Real Estate Investment Trusts.

LIPPER REAL ESTATE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "real estate" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Real Estate Securities Fund	24.24%	14.30%	14.27%
Wilshire REIT Index	27.19%	15.25%	15.25%
Lipper Real Estate Funds Index	26.80%	15.08%	15.08%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of		Market
Shares		Value
	REAL ESTATE
	INVESTMENT TRUSTS 97.11%
	COMMON STOCK 89.49%
	Apartments 20.51%
19,380	Apartment Investment &
	Management Company	$603,299
65,915	Archstone-Smith Trust	1,933,287
37,980	Avalonbay Communities, Inc.	2,146,630
27,820	BRE Properties, Inc.	966,745
22,410	Camden Property Trust	1,026,378
132,740	Equity Residential	3,946,360
25,930	Essex Property Trust, Inc.	1,772,316
11,260	Gables Residential Trust	382,615
24,660	Home Properties, Inc.	961,247
132,660	United Dominion Realty Trust, Inc.†	2,624,015
		16,362,892
	Diversified 11.00%
7,020	Colonial Properties Trust	270,481
50,930	Crescent Real Estate
	Equities Company	820,992
24,320	Duke Realty Corporation	773,619
43,420	Liberty Property Trust	1,745,918
8,650	PS Business Parks, Inc.	348,076
80,250	Vornado Realty Trust†	4,583,078
8,010	Washington Real Estate
	Investment Trust	235,334
		8,777,498
	Office Property 17.18%
17,360	Alexandria Real
	Estate Equities, Inc.^	985,701
45,700	American Financial Realty Trust	653,053
41,890	Arden Realty, Inc.	1,231,985
44,080	Boston Properties, Inc.†	2,207,526
28,760	Brandywine Realty Trust	781,984
35,700	CarrAmerica Realty Corporation	1,079,211
33,100	Corporate Office Properties Trust	822,535
12,120	Cousins Properties, Inc.	399,354
64,050	Equity Office Properties Trust	1,742,160
7,540	Kilroy Realty Corporation	257,114
13,180	Mack-Cali Realty Corporation	545,388
31,600	Maguire Properties, Inc.	782,732
17,600	Prentiss Properties Trust	589,952
34,840	SL Green Realty Corp.†	1,630,512
		13,709,207

Number of		Market
Shares		Value
	Regional Malls 20.33%
13,940	CBL & Associates Properties, Inc.	$766,700
99,520	General Growth Properties, Inc.	2,942,806
66,740	The Macerich Company	3,194,844
32,690	The Rouse Company†	1,552,775
118,410	Simon Property Group, Inc.†	6,088,642
73,400	Taubman Centers, Inc.	1,680,126
		16,225,893
	Shopping Centers 11.25%
68,100	Acadia Realty Trust	935,694
10,650	Developers Diversified
	Realty Corporation	376,691
41,490	Federal Realty Investment Trust	1,725,569
19,270	Kimco Realty Corporation	876,785
56,910	Pan Pacific Retail Properties, Inc.	2,875,093
42,020	Regency Centers Corporation	1,802,658
12,390	Weingarten Realty Investors	387,559
		8,980,049
	Warehouse/Industrial 9.22%
62,100	AMB Property Corporation†	2,150,523
43,300	Catellus Development Corporation	1,067,345
10,210	CenterPoint Properties Trust	783,617
101,870	ProLogis	3,353,560
		7,355,045
	Total Common Stock
	(Cost $60,967,165)	71,410,584
	PREFERRED STOCK 7.62%
	Diversified 0.79%
24,900	Lexington Corporate Properties
	Trust, 8.05%	625,737
	Office Property 4.25%
45,000	Alexandria Real Estate, 8.375% .	1,140,750
35,000	Brandywine Realty Trust, 7.50%†	850,500
12,500	Brandywine Realty Trust, 7.375%	308,750
42,900	Equity Office
	Properties Trust, 7.75%	1,093,950
		3,393,950
	Regional Malls 1.91%
47,500	CBL & Associates, 7.75%	1,201,275
12,200	The Mills Corp., 9.00%	323,605
		1,524,880

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	PREFERRED STOCK (Continued)
	Shopping Centers 0.67%
11,700	Developers Diversified Realty, 8.00%	$297,180
9,300	New Plan Excel Realty Trust, 7.625%	235,290
		532,470
	Total Preferred Stock
	(Cost $6,129,598)	6,077,037
	Total Real Estate Investment Trusts
	(Cost $67,096,763)	77,487,621
	SHORT-TERM INVESTMENTS 1.71%
	Money Market Funds 1.71%
1,364,880	Federated Prime Obligations Fund	1,364,880
	Total Short-Term Investments
	(Cost $1,364,880)	1,364,880

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 17.70%
	CERTIFICATES OF DEPOSIT 0.91%
$363,778	Svenska Handlsbankn,
	1.17%, 10/21/04	363,778
363,778	Lloyds Institutional,
	1.18%, 10/27/04	363,778
	Total Certificates of Deposit
	(Cost $727,556)	727,556
	COMMERCIAL PAPER 4.74%
363,778	Park Granada LLC, 1.14%, 9/07/04	362,031
436,534	CIBC Mortgage Corp.,
	1.11%, 9/09/04	436,534
145,511	Lloyds Bank, 1.46%, 11/17/04	145,511
181,889	Sigma Finance,
	1.51%, 11/29/04(1)(2)	180,487
436,534	Sigma Finance,
	1.57%, 5/17/05(1)(2)	436,447
363,778	CCN Bluegrass I, LLC,
	1.33%, 5/18/05	363,778
327,401	Goldman Sachs, 1.57%, 7/02/04(2) .	327,401

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$1,818,122	Lehman Brothers,
	1.57%, 7/19/04(2)	$1,818,122
727,249	Lehman Brothers,
	1.58%, 7/23/04(2)	727,249
545,437	Morgan Stanley, 1.58%, 9/08/04(2)	545,437
1,454,498	Morgan Stanley, 1.58%, 9/14/04(2)	1,454,498
1,272,686	Morgan Stanley,
	1.58%, 12/08/04(2)	1,272,686
1,818,123	Leafs LLC, 1.29%, 4/20/05	1,818,123
	Total Commercial Paper
	(Cost $18,892,299)	18,892,299
	CORPORATE BONDS AND NOTES 1.67%
909,061	West LB, 1.41%, 10/18/04	915,615
1,636,310	Northlake, 1.22%, 3/07/05	1,636,310
1,818,123	Bayerische Landesbank,
	0.84%, 6/24/05	1,818,122
	Total Corporate Bonds and Notes
	(Cost $4,370,047)	4,370,047
	REPURCHASE AGREEMENTS 16.11%
22,362,907	CS First Boston Repurchase
	Agreement, 1.58%, 7/01/04
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations)	22,362,907
2,727,184	JP Morgan Repurchase Agreement,
	1.60%, 7/01/04(2) (Collateralized
	by corporate bonds rated BBB or
	better by S&P)	2,727,184
4,545,306	Lehman Brothers Repurchase
	Agreement, 1.55%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	4,545,306
12,545,046	Lehman Brothers Repurchase
	Agreement, 1.62%, 7/01/04
	(Collateralized by high yield
	corporate bonds)	12,545,046
	Total Repurchase Agreements
	(Cost $42,180,443)	42,180,443

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Number of		Market
Shares		Value
	MUTUAL FUNDS 0.38%
304,065	AIM Liquid Assets Portfolio
	Fund, Institutional Class	$304,065
502	Merrill Lynch Funds for
	Institutions Series - Premier
	Institutional Fund	502
	Total Mutual Funds
	(Cost $304,567)	304,567
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $14,126,220)	14,126,220
	Total Investments 116.52%
	(Cost $82,587,863)	92,978,721
	Liabilities, less
	Other Assets (16.52)%	(13,182,869)
	Net Assets 100%	$79,795,852

† All or a portion of this security represents investments of securities lending collateral.
^ Fair valued security.
(1) Restricted under Rule 144a of the Securities Act of 1933.
(2) Variable rate security. The rate shown is the rate in effect on June 30, 2004.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS MUNICIPAL BOND INDEX - An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.

LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "general municipal debt" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Tax-Exempt Fixed Income Fund	-1.01%	4.34%	4.33%
Lehman Brothers Municipal Bond Index	0.76%	5.42%	5.41%
Lipper General Municipal Debt Funds Index	0.80%	4.77%	4.78%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Principal		Market
Amount		Value
	MUNICIPAL BONDS 92.39%
	Alabama 0.43%
$125,000	Alabama State Public School
	& College Authority Revenue
	Bond, Capital Improvement Pool,
	Series A, 5.00%, 02-01-2012	$133,720
195,000	Birmingham, Alabama,
	Series A, Refunding, GO,
	5.00%, 04-01-2008	208,180
		341,900
	Arizona 4.41%
135,000	Maricopa County Arizona School
	District No. 3 Tempe Elementary,
	Refunding, GO, FSA Insured,
	5.00%, 07-01-2012	145,876
500,000	Maricopa County Arizona Unified
	School District No. 48 Scottsdale,
	Series B, Refunding, GO,
	4.75%, 07-01-2010	535,160
300,000	Navajo County Arizona Unified
	School District No. 32 Blue Ridge,
	Refunding, GO, FSA Insured,
	5.00%, 07-01-2014	323,217
500,000	Phoenix Arizona Civic Improvement
	Corporation, Water System
	Revenue Bond, MBIA Insured,
	5.60%, 07-01-2017	534,775
895,000	Pima County Arizona Unified
	School District No. 1 Tucson,
	GO 5.875%, 07-01-2014	903,950
1,000,000	Scottsdale Arizona Water & Sewer
	Revenue Bond, Series E,
	5.25%, 07-01-2012	1,099,950
		3,542,928
	California 5.13%
1,500,000	California State Economic
	Development Authority, Series A,
	GO, 5.00%, 07-01-2015	1,594,530
1,225,000	California State Public Works
	Department of Correction
	Revenue Bond, Series A,
	5.80%, 01-01-2013	1,318,308

Principal		Market
Amount		Value
	California (Continued)
$ 100,000	Fallbrook California High School
	District San Diego County,
	Refunding, GO, FGIC Insured,
	5.375%, 09-01-2014	$111,199
685,000	Long Beach California Unified
	School District, Series F,
	GO, MBIA Insured,
	5.00%, 08-01-2016	722,257
350,000	Los Angeles County California
	Metropolitan Transportation
	Authority Sales Tax Revenue
	Bond, Series A, Refunding, FSA
	Insured, 5.00%, 07-01-2014	375,655
		4,121,949
	Colorado 1.31%
935,000	Lower Colorado River Authority
	Revenue Bond, Series B,
	6.00%, 05-15-2013	1,050,024
	Connecticut 2.05%
425,000	Connecticut State, Series B, GO,
	5.25%, 06-15-2009	464,929
1,150,000	Connecticut State Special Tax
	Obligations, Transportation
	Infrastructure, Refunding,
	4.00%, 09-01-2005	1,179,382
		1,644,311
	District of Columbia 0.68%
100,000	District of Columbia, Series B-2,
	Refunding, GO, FSA Insured,
	5.50%, 06-01-2007	107,968
200,000	District of Columbia, Series B-1,
	Refunding, GO, AMBAC Insured,
	5.50%, 06-01-2008	218,356
200,000	District of Columbia, Series B,
	GO, 5.50%, 06-01-2009	220,332
		546,656
	Florida 0.56%
100,000	Dane County Florida Water
	& Sewer Systems Revenue
	Bond, FGIC Insured,
	6.25%, 10-01-2007	111,122

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Florida (Continued)
$ 225,000	Jacksonville Florida Excise
	Taxes Revenue Bond,
	5.65%, 10-01-2005	$235,820
100,000	Mary Esther Florida Water
	& Sewer Revenue Bond,
	Refunding, MBIA Insured,
	4.95%, 01-01-2007	105,770
		452,712
	Georgia 2.04%
500,000	Atlanta Georgia Water &
	Wastewater Revenue Bond,
	Series A, Prerefunded,
	5.00%, 11-01-2038	545,575
1,000,000	Fulton County Georgia School
	District, Refunding, GO,
	5.25%, 01-01-2014	1,094,560
		1,640,135
	Hawaii 0.14%
100,000	Honolulu Hawaii City & County,
	Series A, Prerefunded, GO,
	6.00%, 01-01-2009	112,192
	Illinois 8.65%
750,000	Chicago Illinois Neighborhoods
	Alive 21 Program A, GO,
	MBIA Insured,
	5.00%, 01-01-2010	806,482
75,000	Chicago Illinois Park District
	Revenue Bond, ACA Insured,
	6.25%, 01-01-2016	85,334
305,000	Chicago Illinois Project,
	Refunding, GO, FSA Insured,
	5.50%, 01-01-2015	336,171
500,000	Chicago Illinois School Finance
	Authority, Series A, Refunding,
	GO, FGIC Insured,
	5.20%, 06-01-2006	527,890
100,000	Chicago Illinois Metropolitan
	Water Reclamation District
	Greater Chicago, Refunding,
	GO, 6.05%, 12-01-2009	113,344

Principal		Market
Amount		Value
	Illinois (Continued)
$ 625,000	Chicago Illinois Wastewater
	Transmission Revenue Bond,
	Refunding, FGIC Insured,
	5.50%, 01-01-2010	$687,556
100,000	Chicago Illinois Wastewater
	Transmission Revenue Bond,
	Refunding, FGIC Insured,
	5.375%, 01-01-2013	109,736
100,000	Chicago Illinois Metropolitan
	Water Reclamation District
	Greater Chicago, Capital
	Improvement, GO,
	5.50%, 12-01-2012	111,314
100,000	Du Page & Cook Counties Illinois,
	GO, FGIC Insured,
	4.375%, 01-01-2009	104,746
100,000	Illinois State, Series 1, GO,
	5.25%, 08-01-2012	110,807
1,000,000	Illinois State, Series 1, GO,
	5.375%, 07-01-2013	1,114,170
100,000	Illinois State Sales Tax Revenue
	Bond, 5.375%, 06-15-2007	107,514
220,000	Illinois State Sales Tax
	Revenue Bond, Series 1,
	5.50%, 06-15-2009	242,319
775,000	Illinois State, Series 1, GO,
	5.50%, 08-01-2010	859,072
500,000	Regional Transportation Authority
	Illinois Revenue Bond, Series B,
	5.375%, 06-01-2014	550,185
1,000,000	Rock Island County Illinois School
	District No. 41 Rock Island, GO,
	5.75%, 12-01-2006	1,080,910
		6,947,550
	Indiana 4.32%
2,225,000	Indiana Bond Bank Revenue Bond,
	Series C, 5.00%, 02-01-2012	2,390,073
200,000	Purdue University Indiana
	University Revenue Bond,
	Series O, 4.25%, 07-01-2008	209,402
500,000	Purdue University Indiana
	University Revenue Bond,
	5.25%, 07-01-2008	542,165

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$ 300,000	Sunman Dearborn Indiana
	Intermediate School Building
	Revenue Bond, FGIC Insured,
	5.375%, 07-15-2012	$328,206
		3,469,846
	Iowa 0.60%
480,000	Polk County Iowa, Series C, GO,
	4.00%, 06-01-2012	483,446
	Maryland 3.61%
1,160,000	Baltimore County Maryland,
	Refunding, GO,
	5.00%, 08-01-2015	1,251,350
1,500,000	Harford County Maryland,
	Refunding, GO,
	4.00%, 01-15-2007	1,560,330
75,000	Maryland State, Capital
	Improvement, Series A, GO,
	5.50%, 03-01-2013	84,383
		2,896,063
	Massachusetts 5.64%
500,000	Massachusetts Bay Transportation
	Authority Revenue Bond,
	Refunding, FGIC Insured,
	5.50%, 03-01-2009	551,145
95,000	Massachusetts Bay Transportation
	Authority Revenue Bond, Series
	C, 5.50%, 03-01-2012	105,699
900,000	Massachusetts Bay Transportation
	Authority Revenue Bond, Series
	A, 5.25%, 07-01-2015	975,663
1,000,000	Massachusetts Bay Transportation
	Authority Revenue Bond, Series
	C, 5.25%, 07-01-2016	1,090,210
1,500,000	Massachusetts State, Series C,
	GO, FGIC Insured,
	5.50%, 11-01-2016	1,667,625
120,000	Massachusetts State Water
	Resources Authority Revenue
	Bond, Series B, MBIA Insured,
	6.25%, 12-01-2011	139,906
		4,530,248

Principal		Market
Amount		Value
	Michigan 6.39%
$1,175,000	Clarkston Michigan Community
	Schools, GO, Qualified-School
	Bond Loan Fund Insured,
	5.00%, 05-01-2016	$1,241,846
430,000	Detroit Michigan Sewer
	Disposal Revenue Bond,
	7.10%, 12-15-2009	479,910
150,000	Dundee Michigan Community
	School District, GO, Qualified-
	School Bond Loan Fund Insured,
	5.375%, 05-01-2010	165,432
600,000	Kalamazoo Michigan Public
	Library, GO, MBIA Insured,
	5.40%, 05-01-2014	664,026
800,000	Lansing Michigan School District,
	Refunding, GO, Qualified-School
	Bond Loan Fund Insured,
	5.00%, 05-01-2017	837,888
1,610,000	Michigan State Building Authority
	Revenue Bond, Facilities Program,
	Series I, 6.00%, 10-01-2006	1,746,029
		5,135,131
	Minnesota 0.93%
400,000	Osseo Minnesota Independent
	School District 279, Series
	A, GO, FSA Insured,
	5.00%, 02-01-2013	428,860
295,000	Prior Lake Minnesota
	Independent School District
	No 719, Series A, FGIC
	Insured, 4.75%, 02-01-2010	315,665
		744,525
	Missouri 0.40%
300,000	Kansas City Missouri Municipal
	Assistance Corporate Revenue
	Bond, Series A, AMBAC Insured,
	5.00%, 03-01-2012	324,042
	Nebraska 0.14%
100,000	Omaha Nebraska Special
	Obligations Revenue Bond,
	Riverfront Redevelopment
	Project, Series A,
	5.375%, 02-01-2013	109,986

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Nevada 0.18%
$ 135,000	Clark County Nevada School
	District, GO, FGIC Insured,
	6.00%, 06-15-2007	$146,503
	New Hampshire 2.22%
1,650,000	New Hampshire State, Capital
	Improvement, Series A,
	5.00%, 04-15-2012	1,784,426
	New Jersey 0.93%
700,000	New Jersey State Turnpike
	Authority Revenue Bond, MBIA
	Insured, 6.75%, 01-01-2009	745,549
	New Mexico 1.40%
1,035,000	University New Mexico
	Revenue Bond, Refunding,
	5.25%, 06-01-2014	1,127,829
	New York 7.56%
100,000	Metropolitan Transportation
	Authority New York Dedicated
	Tax Fund Revenue Bond,
	Series A, MBIA Insured,
	5.25%, 04-01-2009	107,525
375,000	Metropolitan Transportation
	Authority New York Service
	Contract Revenue Bond,
	Series B, 5.25%, 07-01-2007	401,366
350,000	Nassau County New York Interim
	Finance Authority, Series B,
	Refunding, 5.00%, 11-15-2007	375,550
500,000	New York City Transit Authority,
	Metropolitan Transportation
	Authority Triborough, Series A,
	AMBAC Insured,
	5.625%, 01-01-2012	552,790
100,000	New York, New York, Series F,
	GO, 5.25%, 08-01-2011	109,562
525,000	New York State, Series C,
	Refunding, GO,
	4.00%, 04-15-2006	541,721
600,000	New York State Dormitory
	Authority Revenue Bond,
	Prerefunded, 5.25%, 11-15-2023 .	643,422

Principal		Market
Amount		Value
	New York (Continued)
$2,075,000	New York State Dormitory
	Authority Revenue Bond,
	Series B, 5.25%, 07-01-2031	$2,303,748
300,000	New York State Tollway
	Authority Revenue Bond, Series E,
	Refunding, 5.25%, 01-01-2010	323,439
650,000	Triborough Bridge and Tunnel
	Authority Revenue Bond, Series B,
	Refunding, 5.25%, 11-15-2015	708,656
		6,067,779
	North Carolina 1.75%
500,000	North Carolina Municipal Power
	Agency No. 1 Catawba Electric
	Revenue Bond, MBIA Insured,
	5.25%, 01-01-2009	544,260
100,000	North Carolina State, Public
	School Building, GO,
	4.60%, 04-01-2008	106,303
725,000	Raleigh North Carolina Comb
	Enterprise System Revenue
	Bond, 4.00%, 03-01-2008	752,434
		1,402,997
	Ohio 4.77%
100,000	Bowling Green State University
	of Ohio Revenue Bond, FGIC
	Insured, 5.00%, 06-01-2008	107,350
900,000	Columbus Ohio, Series B,
	Refunding, GO,
	5.00%, 05-15-2014	978,039
305,000	Cleveland Ohio Waterworks
	Revenue Bond, Series J,
	Refunding, FSA Insured,
	5.00%, 01-01-2008	325,673
625,000	Ohio State Higher Education
	Facility Revenue Bond,
	5.25%, 10-01-2014	685,100
690,000	Ohio State Infrastructure
	Improvement, GO,
	5.75%, 02-01-2010	773,483
935,000	Ohio State Water Development
	Authority Revenue Bond,
	Refunding, 4.00%, 12-01-2010	962,124
		3,831,769

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Oregon 0.55%
$ 175,000	Oregon State Housing &
	Community Services Department
	of Housing Revenue Bond, FHA
	Insured, 5.40%, 07-01-2005	$177,133
245,000	Portland Oregon Community
	College, Series B, GO,
	5.125%, 06-01-2013	264,076
		441,209
	Pennsylvania 0.63%
100,000	Pennsylvania Housing Finance
	Agency Revenue Bond, Series 36,
	Private Mortgage Insured,
	4.95%, 10-01-2004	100,891
100,000	Philadelphia Pennsylvania Gas
	Works Revenue Bond, Series 3,
	5.00%, 08-01-2010	107,682
245,000	Scranton Pennsylvania, Series C,
	Prerefunded, GO,
	6.70%, 09-01-2018	294,044
		502,617
	Puerto Rico 3.51%
1,000,000	Commonwealth of Puerto Rico,
	Refunding, GO, FGIC Insured,
	5.00%, 07-01-2006	1,054,920
1,595,000	Puerto Rico Electric Power
	Authority Revenue Bond, Series JJ,
	Refunding, XLCA Insured,
	5.25%, 07-01-2012	1,761,103
		2,816,023
	South Carolina 0.55%
400,000	Grand Strand South Carolina
	Water & Sewer Authority
	Revenue Bond, Refunding,
	FSA Insured,
	5.375%, 06-01-2014	437,788
	Tennessee 0.75%
250,000	Knoxville Tennessee Water
	Revenue Bond, Series P,
	5.00%, 03-01-2009	268,965
300,000	Memphis Tennessee General
	Improvement, GO,
	5.50%, 11-01-2010	333,018
		601,983

Principal		Market
Amount		Value
	Texas 10.71%
$ 100,000	Austin Texas Public
	Improvement, Refunding, GO,
	5.25%, 09-01-2007	$107,497
515,000	Denton Texas Utility System
	Revenue Bond, Series A, FSA
	Insured, 5.25%, 12-01-2013	563,230
100,000	Flower Mound Texas Waterworks
	& Sewer Revenue Bond, AMBAC
	Insured, 5.375%, 09-01-2006	106,311
145,000	Frisco Texas, GO, FGIC Insured,
	5.875%, 02-15-2010	162,549
165,000	Frisco Texas, GO, FGIC Insured,
	5.00%, 02-15-2012	176,071
750,000	Harris County Texas Permanent
	Improvement, Refunding, GO,
	5.25%, 10-01-2013	814,635
75,000	Houston Texas Public
	Improvement, Series A-2, GO,
	2.00%, 03-01-2006	74,842
150,000	Mansfield Texas, GO, FGIC
	Insured, 5.50%, 02-15-2008	162,783
370,000	Marble Falls Texas Independent
	School District, Series A,
	Refunding, GO, PSF-GTD
	Insured, 5.00%, 08-15-2015	394,353
1,000,000	Plano Texas Independent School
	District, GO, PSF-GTD Insured,
	4.70%, 02-15-2013	1,064,040
200,000	Round Rock Texas Independent
	School District, GO, PSF-GTD
	Insured, 4.75%, 08-01-2010	207,948
1,000,000	San Antonio Texas Electric &
	Gas Revenue Bond, Series A,
	Refunding, 5.00%, 02-01-2008	1,068,950
2,000,000	San Antonio Texas Electric &
	Gas Revenue Bond, Refunding,
	5.375%, 02-01-2015	2,193,480
80,000	San Antonio Texas Electric &
	Gas Revenue Bond, Prerefunded,
	5.50%, 02-01-2013	86,874
70,000	San Antonio Texas Electric &
	Gas Revenue Bond, Unrefunded,
	5.50%, 02-01-2013	75,214

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$ 200,000	Socorro Texas Independent School
	District, Refunding, GO,
	PSF-GTD Insured,
	5.375%, 08-15-2013	$$218,282
125,000	Spring Texas Independent School
	District, GO, PSF-GTD Insured,
	5.875%, 08-15-2010	141,121
400,000	Texas State Public Finance
	Authority, Refunding, GO,
	5.50%, 10-01-2009	441,572
100,000	Texas State University Systems
	Revenue Bond, FSA Insured,
	5.25%, 03-15-2010	109,063
300,000	Texas State Water Financial
	Assistance, Series B, Refunding,
	GO, 5.00%, 08-01-2014	321,315
100,000	University of Texas Revenue Bond,
	Series B, 5.25%, 08-15-2008	108,431
		8,598,561
	Utah 3.06%
100,000	Jordan Utah School District School
	Bond Guarantee Program, GO,
	5.125%, 06-15-2008	108,036
2,285,000	Utah State, Series A, Refunding,
	GO, 4.00%, 07-01-2011	2,349,551
		2,457,587
	Virginia 2.27%
450,000	Fairfax County Virginia Public
	Improvement, Series A, Refunding,
	GO, 5.00%, 06-01-2007	481,824
325,000	Newport News Virginia, Series B,
	GO, 5.00%, 11-01-2014	350,058
100,000	Norfolk Virginia Capital
	Improvement, Refunding, GO,
	5.00%, 01-01-2009	107,813
400,000	Virginia State Housing
	Development Authority Revenue
	Bond, Series C, Sub-Series
	C-1-RMK, 4.85%, 07-01-2009	417,988
450,000	Virginia State Resources Authority
	Infrastructure Revenue Bond,
	4.00%, 11-01-2005	462,722
		1,820,405

Principal		Market
Amount		Value
	Washington 3.29%
$ 175,000	Bellevue Washington, Series A,
	Refunding, GO,
	5.00%, 01-01-2006	$182,518
45,000	King County Washington,
	Prerefunded, GO,
	5.50%, 12-01-2010	50,203
55,000	King County Washington,
	Unrefunded, GO,
	5.50%, 12-01-2010	60,860
100,000	Seattle Washington, GO,
	5.00%, 08-01-2012	106,718
200,000	Seattle Washington, Refunding,
	GO, 5.00%, 07-01-2013	213,134
100,000	Snohomish County Washington,
	GO, 5.00%, 12-01-2006	105,913
700,000	Spokane County Washington
	School District No. 356 Cent VY,
	Refunding, GO, FSA Insured,
	5.00%, 06-01-2011	758,513
500,000	Tacoma Washington Conservation
	System Project Revenue Bond,
	Refunding, 5.00%, 12-01-2014	535,155
800,000	Washington State Motor Vehicle
	Fuel Tax, Series C, GO,
	0.00%, 06-01-2010	632,864
		2,645,878
	West Virginia 0.39%
300,000	West Virginia Economic
	Development Revenue
	Bond, 4.00%, 06-01-2007	310,812
	Wisconsin 0.44%
75,000	Douglas County Wisconsin,
	Refunding, GO, FGIC Insured,
	5.50%, 02-01-2014	82,180
150,000	Wisconsin State, Series C, GO,
	5.00%, 05-01-2008	160,745
100,000	Wisconsin State, Series A, GO,
	5.50%, 05-01-2009	110,051
		352,976
	Total Municipal Bonds
	(Cost $74,386,973)	74,186,335

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004

Principal		Market
Amount		Value
	SHORT-TERM INVESTMENTS 5.70%
	REVENUE BONDS 5.49%
	Arizona 0.63%
$ 500,000	Phoenix Arizona Individual
	Development Authority,
	1.08%, 01-01-2031(1)	$500,000
	Illinois 0.37%
300,000	Illinois EDL Financial Authority,
	1.11%, 10-01-2031(1)	300,000
	Iowa 0.37%
300,000	Iowa Financial Authority Private
	College, 1.13%, 07-01-2031(1)	300,000
	Minnesota 0.25%
200,000	Cohasset Minnesota
	Revenue, Refunding,
	1.08%, 06-01-2013(1)	200,000
	Missouri 2.19%
300,000	Kansas City Missouri Individual
	Development Authority,
	1.08%, 04-01-2027(1)	300,000
200,000	Kansas City Missouri Individual
	Development Authority,
	1.08%, 04-01-2027(1)	200,000
300,000	Kansas State Development
	Finance Authority, Series N,
	1.13%, 05-15-2026(1)	300,000
300,000	Kansas State Development
	Finance Authority, Series BB,
	1.08%, 11-15-2028(1)	300,000
360,000	Missouri State Health &
	Educational Facilities,
	St. Louis University,
	1.13%, 07-01-2032(1)	360,000
300,000	Missouri State Health &
	Educational Facilities,
	Rockhurst University,
	1.08%, 11-01-2032(1)	300,000
		1,760,000
	New York 0.37%
300,000	New York City Municipal Water
	Finance Authority, 2003, C-1,
	1.06%, 06-15-2018(1)	300,000

Principal		Market
Amount		Value
	Pennsylvania 0.75%
$ 600,000	Pennsylvania State Higher
	Educational Facilities, Carnegie
	Mellon University, Series D,
	1.10%, 11-01-2030(1)	$600,000
	Washington 0.56%
450,000	Washington State Housing
	Financial Community Nonprofit,
	1.15%, 08-01-2019 (1)	450,000
	Total Revenue Bonds
	(Cost $4,410,000)	4,410,000

Number of
Shares
	MONEY MARKET FUNDS 0.21%
169,056	First American Tax Free
	Obligations Fund	169,056
	Total Money Market Funds
	(Cost $169,056)	169,056
	Total Short-Term Investments
	(Cost $4,579,056)	4,579,056
	Total Investments 98.09%
	(Cost $78,966,029)	78,765,391
	Other Assets,
	Less Liabilities 1.91%	1,536,165
	Net Assets 100%	$80,301,556

(1)	Variable rate security. The rate shown is the rate in effect on June 30, 2004.

Glossary of Terms
ACA	American Capital Access Corporation
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority/Agency
FSA	Financial Security Assistance
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
XLCA	XL Capital Assurance

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS AGGREGATE BOND INDEX - An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER GENERAL BOND FUNDS INDEX - An unmanaged index which measures the composite performance of the 10 largest "general bond" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2004)
	One Year	Three Year	Since Inception (6/29/01)
AssetMark Core Plus Fixed Income Fund	0.21%	5.49%	5.48%
Lehman Brothers Aggregate Bond Index	0.32%	6.36%	6.35%
Lipper General Bond Funds Index	2.05%	5.18%	5.17%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2004

Number of		Market
Shares		Value
	MUTUAL FUNDS 98.20%
3,258,971	BlackRock Core Bond
	Total Return Portfolio	$31,057,994
226,569	FFTW International Portfolio	1,826,144
2,820,070	PIMCO Total Return Fund II	28,933,921
224,137	Salomon Brothers Institutional
	Emerging Markets Debt Fund	1,351,547
355,168	Salomon Brothers Institutional
	High Yield Bond Fund	2,482,623
653,274	T. Rowe Price High Yield Fund	4,494,526
2,121,781	T. Rowe Price High Yield Fund -
	Advisor Class	14,576,637
15,837,785	Vanguard Total Bond
	Market Index Fund	159,803,252
2,843,776	Western Asset Core Portfolio	31,793,412
328,942	Western Asset High Yield Portfolio	3,355,206
	Total Mutual Funds
	(Cost $282,605,284)	279,675,262

	MONEY MARKET FUNDS 0.77%
2,188,607	First American Tax Free
	Obligations Fund	2,188,607
	Total Money Market Funds
	(Cost $2,188,607)	2,188,607
	Total Investments 98.97%
	(Cost $284,793,891)	281,863,869
	Other Assets, Less
	Liabilities 1.03%	2,924,175
	Net Assets 100%	$284,788,044

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES

June 30, 2004

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund

ASSETS:
Investments, at value (cost $421,887,173, $432,618,986,
$102,568,856 and $106,531,513, respectively)[1]	$467,989,448	$467,835,021	$115,333,047	$119,033,625
Cash	51,991	45,018	22,574	40,185
Receivable for investment securities sold	—	—	1,104,461	317,167
Income receivable	149,619	618,288	36,474	64,714
Receivable for fund shares sold	3,004,545	2,966,614	835,793	906,324
Other assets	30,259	32,046	22,847	21,367
Total Assets	471,225,862	471,496,987	117,355,196	120,383,382

LIABILITIES:
Collateral on securities loaned	125,838,476	128,492,303	28,836,172	20,425,023
Payable to Investment Advisor	263,525	268,273	72,740	80,988
Payable for investment securities purchased	76,973	1,945,341	1,058,735	698,472
Payable for fund shares redeemed	197,682	215,008	61,397	72,988
Other accrued expenses	396,436	389,623	136,564	157,233
Total Liabilities	126,773,092	131,310,548	30,165,608	21,434,704

NET ASSETS	$344,452,770	$340,186,439	$87,189,588	$98,948,678

NET ASSETS CONSIST OF:
Capital stock	$307,937,010	$295,069,665	$76,128,543	$84,312,918
Unrealized appreciation on investments	46,102,275	35,216,035	12,764,191	12,502,112
Accumulated undistributed net investment income	—	753,376	—	—
Accumulated undistributed net realized gain/(loss)	(9,586,515)	9,147,363	(1,703,146)	2,133,648
Total Net Assets	$344,452,770	$340,186,439	$87,189,588	$98,948,678

Shares outstanding (unlimited shares
of no par value authorized)	37,620,752	31,041,826	9,191,520	7,653,267
Net asset value, offering and
redemption price per share	$9.16	$10.96	$9.49	$12.93

1	Includes loaned securities with a market value of	$$122,490,470	$124,116,651	$28,285,808	$19,631,349

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
June 30, 2004

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $311,358,637, $82,587,863,
$78,966,029 and $284,793,891, respectively)[1]	$331,279,018	$92,978,721	$78,765,391	$281,863,869
Cash	37,895	22,379	49,413	42,712
Receivable for investment securities sold	—	—	565,006	2,107
Income receivable	745,062	420,252	1,057,296	1,059,131
Receivable for fund shares sold	2,992,488	709,796	633,625	3,399,047
Other assets	31,944	16,216	14,338	21,454
Total Assets	335,086,407	94,147,364	81,085,069	286,388,320

LIABILITIES:
Collateral on securities loaned	70,601,230	14,126,220	—	—
Payable to Investment Advisor	194,066	57,894	42,617	174,336
Payable for investment securities purchased	1,990,562	—	615,940	959,675
Payable for fund shares redeemed	195,768	52,278	11,636	95,150
Other accrued expenses	327,407	115,120	113,320	371,115
Total Liabilities	73,309,033	14,351,512	783,513	1,600,276

NET ASSETS	$261,777,374	$$79,795,852	$80,301,556	$284,788,044

NET ASSETS CONSIST OF:
Capital stock	$242,505,349	$68,923,286	$80,549,492	$287,551,653
Unrealized appreciation/(depreciation) on investments	19,920,381	10,390,858	(200,638)	(2,930,022)
Accumulated undistributed net investment income	1,044,341	836,080	23,412	217,067
Accumulated undistributed net realized loss	(1,692,697)	(354,372)	(70,710)	(50,654)
Total Net Assets	$261,777,374	79,795,852	$80,301,556	$284,788,044

Shares outstanding (unlimited shares
of no par value authorized)	25,103,816	5,843,512	7,466,470	27,425,154
Net asset value, offering and
redemption price per share	$10.43	$ $ 13.66	$10.75	$10.38

[1]	Includes loaned securities with a market value of	$67,738,755	$13,868,175	—	—

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2004

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of
$0, $0, $0 and $3,528, respectively)	$1,451,973	$4,247,646	$376,609	$669,189
Interest income	79,803	124,802	24,836	41,518
Total investment income	1,531,776	4,372,448	401,445	710,707

EXPENSES:
Investment advisory fees	2,155,476	2,104,138	596,141	628,392
Distribution (12b-1) fees	567,231	553,720	156,879	157,098
Federal and state registration fees	54,617	53,394	26,726	27,849
Custody fees	53,924	35,753	31,831	73,740
Audit fees	39,690	37,281	12,466	12,548
Shareholder servicing fees	113,446	110,744	31,376	31,420
Fund accounting fees	48,481	48,004	31,278	32,610
Administration fees	119,039	116,116	35,947	35,945
Transfer agent fees and expenses	20,763	20,391	12,999	12,993
Reports to shareholders	8,568	8,668	8,141	4,794
Trustees’ fees and expenses	13,308	13,354	4,278	4,790
Legal fees	45,897	46,428	14,701	15,907
Insurance fees	8,636	8,296	2,350	1,987
Total expenses before fee waivers
and/or expense reimbursements	3,249,076	3,156,287	965,113	1,040,073
Less securities lending credit (See Note 6)	(30,962)	(35,858)	(12,154)	(8,400)
Less directed brokerage administration
expense offset (See Note 7)	(12,797)	(14,619)	(14,955)	(19,889)
Expenses recaptured/(reimbursed and/or waived)
by the Advisor (See Note 3)	162,581	179,799	44,793	(32,530)
Net expenses	3,367,898	3,285,609	982,797	979,254
Net investment income/(loss)	(1,836,122)	1,086,839	(581,352)	(268,547)
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(1,250,086)	14,395,351	1,935,333	3,931,147
Net change in unrealized appreciation
on investments	39,799,924	29,520,823	9,351,693	9,332,651
Net realized and unrealized gains	38,549,838	43,916,174	11,287,026	13,263,798

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$36,713,716	$45,003,013	$10,705,674	$12,995,251

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2004

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$437,510, $0, $0 and $0, respectively)	$3,161,879	$3,036,368	$—	$9,658,874
Interest income	71,859	19,310	1,589,385	14,085
Total investment income	3,233,738	3,055,678	1,589,385	9,672,959
EXPENSES:
Investment advisory fees	1,474,714	510,801	416,054	1,452,744
Distribution (12b-1) fees	388,083	134,421	130,017	484,248
Federal and state registration fees	48,508	24,685	25,557	58,343
Custody fees	23,666	31,493	8,365	29,476
Audit fees	34,038	9,850	10,069	32,673
Shareholder servicing fees	77,616	26,884	26,003	96,850
Fund accounting fees	49,276	30,659	47,711	59,417
Administration fees	84,613	31,853	30,283	103,619
Transfer agent fees and expenses	17,471	12,783	12,559	19,400
Reports to shareholders	8,850	4,118	2,249	7,724
Trustees’ fees and expenses	13,668	3,818	4,428	14,976
Legal fees	44,867	11,772	14,696	50,076
Insurance fees	5,862	1,962	2,007	8,317
Total expenses before fee waivers
and/or expense reimbursements	2,271,232	835,099	729,998	2,417,863
Less securities lending credit (See Note 6)	(72,788)	(4,697)	—	—
Less directed brokerage administration
expense offset (See Note 7)	(21,694)	—	—	—
Expenses recaptured/(reimbursed and/or waived)
by the Advisor (See Note 3)	101,135	(29,252)	(59,111)	80,857
Net expenses	2,277,885	801,150	670,887	2,498,720
Net investment income	955,853	2,254,528	918,498	7,174,239
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	12,594,399	(557,161)	(70,710)	447,078
Net change in unrealized appreciation/(depreciation)
on investments	14,174,755	8,049,921	(1,389,303)	(6,995,671)
Net realized and unrealized gains/(losses)	26,769,154	7,492,760	(1,460,013)	(6,548,593)

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$27,725,007	$9,747,288	$(541,515)	$625,646

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

Large Cap Growth Fund		Large Cap Value Fund
Year	Year	Year	Year
Ended	Ended	Ended	Ended
June 30, 2004	June 30, 2003	June 30, 2004	June 30, 2003
OPERATIONS:
Net investment income/(loss)	$(1,836,122)	$(475,918)	$ 1,086,839	$ 466,178
Net realized gain/(loss) on investment transactions	(1,250,086)	(5,959,169)	14,395,351	(4,632,059)
Change in unrealized appreciation on investments	39,799,924	14,155,611	29,520,823	8,934,293
Net increase in net assets
resulting from operations	36,713,716	7,720,524	45,003,013	4,768,412
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	271,232,057	87,403,436	254,502,879	85,812,272
Reinvestment of dividends	—	—	314,511	266,539
Cost of shares redeemed	(81,856,329)	(26,425,348)	(76,934,863)	(25,881,069)
Net increase	189,375,728	60,978,088	177,882,527	60,197,742

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	—	—	(546,348)	(340,527)
From net realized gains	—	—	—	(95,707)
Total dividends and distributions	—	—	(546,348)	(436,234)

INCREASE IN NET ASSETS	226,089,444	68,698,612	222,339,192	64,529,920

NET ASSETS:
Beginning of year	118,363,326	49,664,714	117,847,247	53,317,327
End of year (including undistributed net
investment income of ($0, $0,
$753,375, and $212,885, respectively)	$344,452,770	$118,363,326	$340,186,439	$117,847,247

CHANGES IN SHARES OUTSTANDING:
Shares sold	31,339,071	12,829,109	24,996,088	10,993,720
Shares issued to holders in reinvestment of dividends	—	—	30,011	34,571
Shares redeemed	(9,317,139)	(4,049,236)	(7,403,073)	(3,402,574)
Net increase	22,021,932	$8,779,873	$17,623,026	$7,625,717

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2004	June 30, 2003	June 30, 2004	June 30, 2003
OPERATIONS:
Net investment loss	$ (581,352)	$ (243,315)	$(268,547)	$ (62,169)
Net realized gain/(loss) on investment transactions	1,935,333	(2,286,404)	3,931,147	(1,195,149)
Change in unrealized appreciation on investments	9,351,693	5,300,542	9,332,651	2,910,061
Net increase in net assets resulting from operations	10,705,674	2,770,823	12,995,251	1,652,743
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	78,146,205	23,612,052	85,833,704	24,155,354
Reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(33,183,137)	(7,779,200)	(29,583,647)	(9,415,911)
Net increase	44,963,068	15,832,852	56,250,057	14,739,443

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	—	—	—	—
From net realized gains	—	—	—	—
Total dividends and distributions	—	—	—	—

INCREASE IN NET ASSETS	55,668,742	18,603,675	69,245,308	16,392,186

NET ASSETS:
Beginning of year	31,520,846	12,917,171	29,703,370	13,311,184
End of year (including undistributed net
investment income of ($0, $0, $0, and $0, respectively)	$87,189,588	$31,520,846	$98,948,678	$29,703,370

CHANGES IN SHARES OUTSTANDING:
Shares sold	8,721,440	3,563,425	7,137,418	2,697,263
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(3,655,468)	(1,231,939)	(2,415,306)	(1,077,324)
Net increase	5,065,972	2,331,486	4,722,112	1,619,939

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	International Equity Fund		Real Estate Securities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2004	June 30, 2003	June 30, 2004	June 30, 2003
OPERATIONS:
Net investment income	$955,853	$578,558	$2,254,528	$873,564
Net realized gain/(loss) on investment transactions	12,594,399	(10,442,783)	(557,161)	(390,870)
Change in unrealized appreciation on investments	14,174,755	6,033,009	8,049,921	1,091,440
Net increase/(decrease) in net assets
resulting from operations	27,725,007	(3,831,216)	9,747,288	1,574,134

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	213,856,973	162,199,383	78,517,159	19,161,329
Reinvestment of dividends	333,035	130,931	702,853	370,198
Cost of shares redeemed	(56,457,723)	(138,663,722)	(34,101,206)	(8,494,953)
Net increase	157,732,285	23,666,592	45,118,806	11,036,574

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	(595,314)	(221,378)	(1,258,850)	(493,081)
From net realized gains	—	—	—	(115,740)
Total dividends and distributions	(595,314)	(221,378)	(1,258,850)	(608,821)

INCREASE IN NET ASSETS	184,861,978	19,613,998	53,607,244	12,001,887

NET ASSETS:
Beginning of year	76,915,396	57,301,398	26,188,608	14,186,721
End of year (including undistributed
net investment income of $748,287, $545,775,
$836,080 and $409,879, respectively)	$261,777,374	$76,915,396	$79,795,852	$26,188,608

CHANGES IN SHARES OUTSTANDING:
Shares sold	21,652,097	21,438,768	6,138,136	1,851,300
Shares issued to holders in reinvestment of dividends	32,523	17,342	54,191	37,020
Shares redeemed	(5,936,128)	(18,495,861)	(2,672,514)	(833,112)
Net increase	15,748,492	2,960,249	3,519,813	1,055,208

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed		Core Plus Fixed
	Income Fund		Income Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2004	June 30, 2003	June 30, 2004	June 30, 2003
OPERATIONS:
Net investment income	$ 918,498	$ 427,641	$ 7,174,239	$ 3,628,827
Net realized gain/(loss) on investment transactions	(70,710)	86,881	447,078	(310,078)
Change in unrealized appreciation/(depreciation)
on investments	(1,389,303)	898,953	(6,995,671)	4,279,623
Net increase/(decrease) in net assets
resulting from operations	(541,515)	1,413,475	625,646	7,598,372

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	75,375,963	25,716,868	270,772,836	118,369,226
Reinvestment of dividends	417,159	198,541	3,908,176	2,116,165
Cost of shares redeemed	(20,060,940)	(14,891,002)	(93,819,641)	(66,998,079)
Net increase	55,732,182	11,024,407	180,861,371	53,487,312

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	(902,285)	(424,443)	(6,979,005)	(3,611,163)
From net realized gains	(86,926)	(1,884)	—	(11,763)
Total dividends and distributions	(989,211)	(426,327)	(6,979,005)	(3,622,926)

INCREASE IN NET ASSETS	54,201,456	12,011,555	174,508,012	57,462,758

NET ASSETS:
Beginning of year	26,100,100	14,088,545	110,280,032	52,817,274
End of year (including undistributed
net investment income of $23,457, $7,245,
$217,067 and $21,833, respectively)	$80,301,556	$26,100,100	$284,788,044	$110,280,032

CHANGES IN SHARES OUTSTANDING:
Shares sold	6,903,906	2,374,118	25,665,720	11,317,528
Shares issued to holders in reinvestment of dividends	38,239	18,249	372,060	202,609
Shares redeemed	(1,837,474)	(1,376,854)	(8,907,589)	(6,431,139)
Net increase	5,104,671	1,015,513	17,130,191	5,088,998

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

Large Cap Growth Fund

	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$7.59	$7.28	$10.00

Income from investment operations:
Net investment income/(loss)	(0.04)	—	(0.04)
Net realized and unrealized gains/(losses) on investments	1.61	0.31	(2.68)
Total from investment operations	1.57	0.31	(2.72)

Less distributions:
Dividends from net investment income	—	—	—
Dividends from net realized gains	—	—	—
Total distributions	—	—	—

Net asset value, end of year	9.16	7.59	7.28

Total return	20.69%	4.26%	-27.20%

Supplemental data and ratios:
Net assets, end of year	$344,452,770	$118,363,326	$49,664,714

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.51%	1.63%	1.75%
After Expense Reimbursement/Recapture	1.49%	1.49%	1.49%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	-0.83%	-0.84%	-1.19%
After Expense Reimbursement/Recapture	-0.81%	-0.70%	-0.93%

Portfolio turnover rate	24.66%	30.47%	82.84%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)

	Large Cap Value Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$8.78	$ 9.20	$10.00

Income from investment operations:
Net investment income/(loss)	0.05	0.06	0.05
Net realized and unrealized gains/(losses) on investments	2.15	(0.43)	(0.82)
Total from investment operations	2.20	(0.37)	(0.77)

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.03)
Dividends from net realized gains	—	(0.01)	0.00
Total distributions	(0.02)	(0.05)	(0.03)

Net asset value, end of year	$10.96	$ 8.78	$9.20

Total return	25.12%	-3.89%	-7.76%

Supplemental data and ratios:
Net assets, end of year	$340,186,439	$117,847,247	$53,317,327

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.51%	1.61%	1.78%
After Expense Reimbursement/Recapture	1.49%	1.49%	1.49%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	0.47%	0.56%	0.28%
After Expense Reimbursement/Recapture	0.49%	0.68%	0.57%

Portfolio turnover rate	26.27%	49.79%	94.61%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)

	Small/Mid Cap Growth Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$7.64	$7.20	$10.00

Income from investment operations:
Net investment income/(loss)	(0.06)	—	(0.06)
Net realized and unrealized gains/(losses) on investments	1.91	0.44	(2.74)
Total from investment operations	1.85	0.44	(2.80)

Less distributions:
Dividends from net investment income	—	—	—
Dividends from net realized gains	—	—	—
Total distributions	—	—	—

Net asset value, end of year	$9.49	$7.64	$7.20

Total return	24.21%	6.11%	-28.00%

Supplemental data and ratios:
Net assets, end of year	$87,189,588	$31,520,846	$12,917,171

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.61%	2.01%	2.30%
After Expense Reimbursement/Recapture	1.57%	1.59%	1.59%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	-0.97%	-1.78%	-2.01%
After Expense Reimbursement/Recapture	-0.93%	-1.36%	-1.30%

Portfolio turnover rate	56.19%	19.02%	51.57%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)
	Small/Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$10.13	$10.15	$10.00

Income from investment operations:
Net investment income/(loss)	(0.04)	—	(0.02)
Net realized and unrealized gains/(losses) on investments	2.84	(0.02)	0.17
Total from investment operations	2.80	(0.02)	0.15

Less distributions:
Dividends from net investment income	—	—	—
Dividends from net realized gains	—	—	—
Total distributions	—	—	—

Net asset value, end of year	$12.93	$10.13	$10.15

Total return	27.64%	-0.20%	1.50%

Supplemental data and ratios:
Net assets, end of year	$98,948,678	$29,703,370	$13,311,184

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.66%	2.20%	2.40%
After Expense Reimbursement	1.56%	1.59%	1.59%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	-0.53%	-0.97%	-1.14%
After Expense Reimbursement	-0.43%	-0.36%	-0.33%

Portfolio turnover rate	82.83%	64.32%	84.19%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)

	International Equity Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$8.22	$8.96	$10.00

Income from investment operations:
Net investment income	0.08	0.09	0.03
Net realized and unrealized gains/(losses) on investments	2.17	(0.80)	(1.07)
Total from investment operations	2.25	(0.71)	(1.04)

Less distributions:
Dividends from net investment income	(0.04)	(0.03)	—
Dividends from net realized gains	—	—	—
Total distributions	(0.04)	(0.03)	—

Net asset value, end of year	$10.43	$ 8.22	8.96

Total return	27.40%	-7.92%	-10.40%

Supplemental data and ratios:
Net assets, end of year	$261,777,374	$76,915,396	$57,301,398

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.53%	1.61%	1.71%
After Expense Reimbursement/Recapture	1.47%	1.59%	1.59%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including Recapture	0.56%	0.97%	0.36%
After Expense Reimbursement/Recapture.	0.62%	0.99%	0.48%

Portfolio turnover rate	60.74%	148.87%	76.83%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)
	Real Estate Securities Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$11.27	$11.18	$10.00

Income from investment operations:
Net investment income	0.56	0.56	0.46
Net realized and unrealized gains/(losses) on investments	2.15	(0.06)	0.97
Total from investment operations	2.71	0.50	1.43

Less distributions:
Dividends from net investment income	(0.32)	(0.33)	(0.25)
Dividends from net realized gains	—	(0.08)	—
Total distributions	(0.32)	(0.41)	(0.25)

Net asset value, end of year	$13.66	$11.27	$11.18

Total return	24.24%	4.87%	14.60%

Supplemental data and ratios:
Net assets, end of year	$79,795,852	$26,188,608	$14,186,721

Ratio of expenses to average net assets
Before Expense Reimbursement	1.56%	2.02%	2.28%
After Expense Reimbursement	1.49%	1.49%	1.49%

Ratio of net investment income to average net assets
Before Expense Reimbursement	4.14%	4.61%	4.36%
After Expense Reimbursement	4.20%	5.14%	5.15%

Portfolio turnover rate	24.30%	28.71%	68.04%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)
	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$11.05	$10.46	$10.00

Income from investment operations:
Net investment income	0.17	0.22	0.18
Net realized and unrealized gains/(losses) on investments	(0.28)	0.59	0.46
Total from investment operations	(0.11)	0.81	0.64

Less distributions:
Dividends from net investment income	(0.17)	(0.22)	(0.18)
Dividends from net realized gains	(0.02)	—	—
Total distributions	(0.19)	(0.22)	(0.18)

Net asset value, end of year	$10.75	$11.05	$10.46

Total return	-1.01%	7.78%	6.47%

Supplemental data and ratios:
Net assets, end of year	$80,301,556	$26,100,100	$14,088,545

Ratio of expenses to average net assets
Before Expense Reimbursement	1.41%	1.82%	2.28%
After Expense Reimbursement	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before Expense Reimbursement	1.65%	1.66%	1.42%
After Expense Reimbursement	1.77%	2.19%	2.41%

Portfolio turnover rate	18.90%	19.18%	11.02%

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS (Continued)
	Core Plus Fixed Income Fund
	Year Ended	Year Ended	Year Ended
	June 30, 2004	June 30, 2003	June 30,
Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of year	$10.71	$10.15	$10.00

Income from investment operations:
Net investment income	0.36	0.48	0.45
Net realized and unrealized gains/(losses) on investments	(0.34)	0.56	0.15
Total from investment operations	0.02	1.04	0.60

Less distributions:
Dividends from net investment income	(0.35)	(0.48)	(0.45)
Dividends from net realized gains	—	—	—
Total distributions	(0.35)	(0.48)	(0.45)

Net asset value, end of year	$10.38	$10.71	$10.15

Total return	0.21%	10.47%	6.03%

Supplemental data and ratios:
Net assets, end of year	$284,788,044	$110,280,032	$52,817,274

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.29%	1.41%	1.62%
After Expense Reimbursement/Recapture	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including Recapture	3.71%	4.69%	5.04%
After Expense Reimbursement/Recapture	3.71%	4.81%	5.37%

Portfolio turnover rate	11.82%	52.99%	39.01%

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS

June 30, 2004

1.	Organization
AssetMark Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight non-diversified funds (the "Funds"): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of the AssetMark Core Plus Fixed Income Fund consist of shares of underlying mutual funds. In August of 2004, the Core Plus Fixed Income Fund will seek to achieve its investment objective by investing directly in fixed income securities and other investments. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

(a) Investment Valuation
Effective September 15, 2003, portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP") on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Prior to September 15, 2003, portfolio securities traded on stock exchanges were valued at the last sale price as of the close of business on the day the securities were being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation was available from NASDAQ and fell within the latest bid and asked quotations was valued at that price. All other securities traded in the over-the-counter market were valued at the mean between the most recent bid and asked price. Securities that were traded on both the over-the-counter market and on a stock exchange were valued according to the broadest and most representative market.

Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which quotations are not readily available will be valued at their fair market value as determined under the Valuation Committee.

(b) Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements during the year ended June 30, 2004, however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004.

(c) Federal Income Taxes
The Funds intend to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004

companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. The tax character of distributions paid during the year ended June 30, 2004 were the same for financial statement and tax purposes.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses and security transactions in real estate investment trusts. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gains or	Capital
	or Loss	Losses	Stock
Large Cap
Growth
Fund	$1,836,122	—	$(1,836,122)
Small/Mid
Cap
Growth
Fund	581,352	—	(581,352)
Small/Mid
Cap
Value
Fund	268,547	—	(268,547)
International
Equity
Fund	138,027	$(138,027)	—
Real Estate
Securities
Fund	(569,477)	569,477	—

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:
	6/30/10	6/30/11	6/30/12
Large Cap
Growth
Fund	$858,517	$1,841,558	$5,919,955
Large Cap
Value Fund	—	—	—
Small/Mid Cap
Growth Fund	—	202,705	—
Small/Mid Cap
Value Fund	—	—	—
International
Equity Fund	—	1,102,171	—
Real Estate
Securities
Fund	—	—	—
Tax-Exempt
Fixed Income
Fund	—	—	16,163
Core Plus Fixed
Income Fund	—	—	—

Additionally, at June 30, 2004, the Funds deferred on a tax basis post-October losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	$185,206
Small/Mid Cap Value Fund	—
International Equity Fund	—
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	54,547
Core Plus Fixed Income Fund	—

(d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004

amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Indemnifications
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(f) Expenses
Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g) Security Transaction and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

(h) Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

The tax components of distributions paid during the fiscal years ended June 30, 2004 and 2003 are as follows:

	June 30, 2004
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	—
Large Cap
Value Fund	$546,348	$—
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	—	—
International
Equity Fund	595,314	—
Real Estate
Securities Fund	1,258,850	—
Tax-Exempt Fixed
Income Fund	927,767*	$61,398
Core Plus Fixed
Income Fund	6,979,005	—
* Contains $902,285 of tax-exempt income.

	June 30, 2003
	Ordinary	Long-Term
	Income	Capital
	Distributions	Distributions
Large Cap
Growth Fund	—	—
Large Cap
Value Fund	$435,442	$792
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	—	—
International
Equity Fund	221,378	—
Real Estate
Securities Fund	595,223	13,598
Tax-Exempt Fixed
Income Fund	426,327*	—
Core Plus Fixed
Income Fund	3,616,590	6,336
* Contains $424,443 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2004

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the "Agreement") with AssetMark Investment Services, Inc. (the "Advisor"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%

The Advisor has agreed to waive, through October 31, 2005, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	6/30/05	6/30/06	6/30/07
Large Cap
Growth Fund	$80,252	$93,927	—
Large Cap
Value Fund	93,986	83,388	—
Small/Mid Cap
Growth Fund	63,245	76,062	—
Small/Mid Cap
Value Fund	72,099	105,333	$32,530
International
Equity Fund	46,594	8,702	—
Real Estate
Securities Fund	69,912	90,683	29,252
Tax-Exempt Fixed
Income Fund	73,116	103,830	59,111
Core Plus Fixed
Income Fund	94,633	90,706	—

As of June 30, 2004, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund and Core Plus Fixed Income Fund are recouping waived or reimbursed expenses. As of June 30, 2004, the International Equity Fund has recouped all potential recoverable waived or reimbursed expenses.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides for each Fund to pay distribution and shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund’s shares and servicing of the Fund’s shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC ("USBFS") and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the "Custodian"). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in an amount at least equal to at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, 60% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the Custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining 40% of the net securities lending revenues generated under the agreement. As of June 1, 2004, the allocation rate was amended to 65% for the Fund and 35% for the Custodian.

As of June 30, 2004, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap
Growth Fund	$122,490,470	$125,838,476
Large Cap
Value Fund	124,116,651	128,492,303
Small/Mid Cap
Growth Fund	28,285,808	28,836,172

	Market Value
	of Securities
	Loaned	Collateral
Small/Mid Cap
Value Fund	$19,631,349	$20,425,023
International
Equity Fund	67,738,755	70,601,230
Real Estate
Securities Fund	13,868,175	14,126,220

7.	Brokerage Commission Agreement

Effective September 2004, the Advisor has entered into a brokerage agreement with Abel Noser Corp. ("Abel Noser") which allows the Advisor to direct one or more of the sub-advisors of the Funds to execute all or a portion of the equity securities transactions for the Funds through Abel Noser. In return, Abel Noser agrees to rebate broker commissions paid on these directed trades in the form of credits. The Funds may only receive these broker rebates in the form of credits and may not receive cash. These credits were available for use by the Funds such that the Funds can direct Abel Noser to use the credits to make payments for all or part of the cost of certain products or services provided to the Funds that directly and exclusively benefit the Funds. The waiver or reimbursement of Fund expenses or the recoupment of waived or reimbursed Fund expenses are calculated separately from the non-cash credits. The credits do not add or reduce any amount the Funds may waive, reimburse or recoup.

Effective February 2004, the Advisor and Abel Noser agreed to discontinue the rebated broker commission agreement. Going forward, in exchange for directing brokerage trades to Abel Noser, the Funds now receive the benefit of discounted trading execution costs.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2004

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended June 30, 2004 are summarized below. There were no purchases or sales of long-term U.S. Government Securities.

	Purchases	Sales		Purchases	Sales
Large Cap			International
Growth Fund	$236,859,314	$54,210,865	Equity Fund	$241,908,661	$90,577,620
Large Cap			Real Estate
Value Fund	219,316,150	55,124,919	Securities Fund	57,155,981	12,709,619
Small/Mid Cap			Tax-Exempt Fixed
Growth Fund	75,667,401	33,722,222	Income Fund	61,115,034	9,049,968
Small/Mid Cap			Core Plus Fixed
Value Fund	102,203,878	49,328,918	Income Fund	199,471,856	22,637,875

9.	Other Tax Information

At June 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Large Cap		Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Cap Growth	Cap Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of
investments	$422,853,658	$433,024,714	$103,884,091	$107,258,035	$312,467,455	$83,252,475	$78,966,029	$285,782,513
Gross unrealized
appreciation	53,639,214	42,574,565	15,821,655	13,863,098	26,813,069	10,762,158	603,906	1,375,085
Gross unrealized
depreciation	(8,503,424)	(7,764,258)	(4,372,699)	(2,087,508)	(8,001,506)	(1,035,912)	(804,544)	(5,293,729)
Net unrealized
appreciation/
(depreciation)	$45,135,790	$34,810,307	$11,448,956	$11,775,590	$18,811,563	$9,726,246	$(200,638)	$(3,918,644)

Undistributed
tax-exempt
ordinary
income	$—	$—	$—	$—	$—	$—	$23,412	$—
Undistributed
ordinary income	—	5,476,033	—	2,534,050	1,562,633	907,972	—	217,067
Undistributed
long-term
capital gain	—	4,830,434	—	326,120	—	238,348	—	937,968
Total
distributable
earnings	$—	$10,306,467	$—	$2,860,170	$1,562,633	$1,146,320	$23,412	$1,155,035

Other
accumulated
losses	$(8,620,030)	$—	$(387,911)	$—	$(1,102,171)	$—	$(70,710)	$—
Total
accumulated
earnings/
(losses)	$36,515,760	$45,116,774	$11,061,045	$14,635,760	$19,272,025	$10,872,566	$(247,936)	$(2,763,609)

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AssetMark Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds comprising the AssetMark Funds, (hereafter referred to as the "Funds") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 25, 2004

AssetMark Funds
ADDITIONAL INFORMATION

June 30, 2004

1.	Shareholder Notification of Federal Tax Status (Unaudited)
The Large Cap Value Fund designates sixty-seven percent of dividends declared during the fiscal year ended June 30, 2004 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Real Estate Securities Fund and International Equity Fund designate sixty-nine percent, five percent and one hundred percent, respectively, of dividends declared from net investment income during the fiscal year ended June 30, 2004 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit (Unaudited)
For the year ended June 30, 2004, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$189,295	$2,992
Austria	84,705	22,952
Brazil	186,324	8,258
Canada	27,329	4,100
Finland	154,316	23,147
France	624,487	115,172
Germany	188,318	39,652
Hong Kong	99,076	11,194
India	4,116	—
Ireland	88,880	—
Israel	4,102	853
Italy	201,055	54,258
Japan	307,153	30,199
Liberia	9,360	—
Mexico	35,815	—
Netherlands	119,687	21,418
Peru	8,270	339
Russia	32,734	5,106
Singapore	129,240	29,427
South Africa	36,815	2,640
South Korea	31,131	5,137
Sweden	108,270	16,241
Switzerland	166,482	24,984
Taiwan	14,666	—
Thailand	25,531	2,553
United Kingdom	722,232	16,902
Total	$3,599,389	$437,524

AssetMark Funds
ADDITIONAL INFORMATION (Continued)

June 30, 2004

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees

R. Thomas DeBerry, 62	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	a securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 425			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 48	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of the
c/o AssetMark		since January	Officer, Charles Schwab Investment		Lend Lease
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Rosen Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present);
Boulevard, Suite 425					Director of
Pleasant Hill, CA 94523					SaveDaily.com
					(2000-present).

Leonard H. Rossen, 72	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present); Corporate
Investment Services, Inc.		2001.	Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa			and Distributors, Inc. (1996-1999).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Interested Trustees

Ronald Cordes*, 45	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	Trustee	2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*, 47	Trustee	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment		since January	(1994-present).
2300 Contra Costa		2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)

June 30, 2004

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers

John Whittaker, 35	Vice President	1-Year Term	Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present; Director
2300 Contra Costa			of Operations, AssetMark Investment
Boulevard, Suite 425			Services, Inc., 1997 to 2000.
Pleasant Hill, CA 94523

Carrie E. Hansen, 34	Treasurer	1-Year Term	CFO/Director of Operations, AssetMark	N/A	N/A
AssetMark		since January	Investment Services, Inc., February 2004
Investment Services, Inc.		2001	to present. Director of Operations, AssetMark
2300 Contra Costa			Investment Services, Inc., 2000 to February
Boulevard, Suite 425			2004; Director of Operations,
Pleasant Hill, CA 94523			Barclays Global Investors, Japan, 1998
to 2000.

Teresa Escano, 42	Secretary	1-Year Term	Director of Advisor Services Group,	N/A	N/A
AssetMark		since January	AssetMark Investment Services, Inc.,
Investment Services, Inc.		2001	2000 to present; Manager of Advisor
2300 Contra Costa			Services Group, 1997 to 2000.
Boulevard, Suite 425
Pleasant Hill, CA 94523
The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

*	Ronald Cordes and Richard Steiny are considered "interested persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities and a record of how the Funds voted the proxies related to the Funds’ portfolio securities during the year ended June 30, 2004 is available free of charge upon request by calling the Funds toll free at (888) 278-5809. The proxy voting record is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

AssetMark Funds

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Annual Report

June 30, 2004

ITEM 2. CODE OF ETHICS

The Registrant’s Board of Trustees is expected to consider, at its next quarterly meeting, the adoption of a code of ethics ("Code") that will apply to the Registrant’s principal executive officer and principal financial officer and be designed to promote honest and ethical conduct; full, fair, timely and accurate disclosure in documents filed with the Securities and Exchange Commission; and compliance with applicable laws and regulations. A form of the proposed Code is attached as an exhibit. The Code was not adopted as of the June 30, 2004 period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Trustees has determined that the registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. The Trustees reviewed the attributes, education and experience of each member of the registrant’s audit committee, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s audit committee, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including those regarding the financial statements of the registrant. In addition, the members of the audit committee determined that the committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts, and they will seek such additional expert assistance as they determine it necessary. The Trustees also determined that each member of the Registrant’s audit committee is "independent" as defined in the instructions to this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The Registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit services and tax services by the principal accountant.

	FYE 6/30/2004	FYE 6/30/2003
Audit Fees	$152,440	$121,500
Audit-Related Fees	-	-
Tax Fees	$32,000	$32,000
All Other Fees	-	-

The audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment advisor (not sub-advisor) and any entity controlling, controlled by or under common control with the investment adviser for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2004	FYE 6/30/2003
Registrant	$32,000	$32,000
Registrant’s Investment Advisor	$14,000	$9,450

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 10. CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS

(a)

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Form filed herewith.

 (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes
Ronald D. Cordes, President

Date:	September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes
Ronald D. Cordes
President (Principal Executive Officer)
AssetMark Funds

Date:	September 8, 2004

Registrant:	AssetMark Funds

By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Treasurer (Principal Financial Officer)
AssetMark Funds

Date:	September 8, 2004